TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2010

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2010. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International AllocationVP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 or the Retirement Income ChoiceSM 1.4 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.70% if you choose the Return of Premium Death Benefit

•	1.90% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10% if you choose the Transamerica BlackRock Global Allocation VP - Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.10% of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income ChoiceSM 1.4 Rider, there is an annual rider fee during the accumulation phase of 0.40% to 1.25% depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.4 Rider.” If you elect the Retirement Income ChoiceSM 1.4 Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income ChoiceSM 1.4 - Designated Investment Options”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2009, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.20%

Optional Rider Fees:

Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%

Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%
Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%
Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	12.53%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2009, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.2 Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$1638
3 Years	$4431
5 Years	$6686
10 Years	$10,610

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$1638
3 Years	$4431
5 Years	$6686
10 Years	$10,610

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), and the Transamerica BlackRock Global Allocation VP - Service Class (0.10%). See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider or the Retirement Income ChoiceSM 1.4 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2, and Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Freedom Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP – Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica Money Market VP – Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – formerly AIM Variable Insurance Funds.

Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A), Inc., and then Invesco Institutional (N.A), Inc., was renamed Invesco Advisers, Inc.

References to “AIM” have been replaced with “Invesco” due to branding changes.

Transamerica AEGON High Yield Bond VP – Service Class, formerly known as Transamerica MFS High Yield VP – Service Class and formerly subadvised by MFS Investment Management.

Transamerica Capital Guardian Value VP – Service Class merged into Transamerica BlackRock Large Cap Value VP – Service Class.

Transamerica American Century Large Company Value VP – Service Class merged into BlackRock Large Cap Value VP – Service Class.

Transamerica T. Rowe Price Equity Income VP – Service Class merged into BlackRock Large Cap Value VP – Service Class.

Transamerica T. Rowe Price Growth Stock VP – Service Class merged into Transamerica Jennison Growth VP – Service Class.

Transamerica Marsico Growth VP – Service Class merged into Transamerica Jennison Growth VP – Service Class

Transamerica Morgan Stanley Active International Allocation VP, formerly known as Transamerica Van Kampen Active International Allocation VP.

Transamerica Multi Managed Large Cap Core VP, formerly known as Transamerica Van Kampen Large Cap Core VP.

Transamerica Value Balanced VP – Service Class merged into Transamerica Balanced VP – Service Class.

Transamerica Diversified Equity VP – Service Class formerly known as Transamerica Templeton Global VP – Service Class.

Transamerica Science & Technology VP – Service Class merged into Transamerica Templeton Global VP – Service Class.

Transamerica Focus VP – Service Class, formerly known as Transamerica Legg Mason Partners All Cap VP – Service Class and formerly subadvised by ClearBridge Advisors LLC.

Transamerica Morgan Stanley Mid-Cap Growth VP, formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

Transamerica WMC Diversified Growth VP, formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares

Janus Aspen – Perkins Mid Cap Value Portfolio, formerly known as Janus Aspen – Mid Cap Value Portfolio.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio – Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus.

We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.10% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income ChoiceSM 1.4 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.4 rider, then the rider fee, which is charged quarterly before annuitization, is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.4 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $53,525,721.38 from TAM pursuant to these benefits.

This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $32,000 (for a total of $264,750) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Legg Mason, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam, Schroders, Transamerica Investment Management, LLC, Van Kampen Asset Management, Vanguard. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment);

•

and the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinistating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisory to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a

Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 or the Retirement Income ChoiceSM 1.4 Rider.. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice Rider

•	Retirement Income Choice with Double Withdrawal Base Benefit Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities VP—Service Class subaccount (which invests in the Transamerica U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government SecuritiesVP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the designated allocation option or open allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy.

Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $5,105 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $4,811.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

American Funds – Asset Allocation Fund – Class 2

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds – Bond Fund – Class 2

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount or certain other subaccounts we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix—OA Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.4 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever.

•	We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix—Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds – Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation – Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation – Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation – Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds – Bond Fund – Class 2 Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specifiy their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account.You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2009, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $6,350 to $500,000, and payments of between 0.10% and 1.32% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2009, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Bank of America

CCO Investments Services Corp.

Centarus Financial, Inc.

Compass Brokerage, Inc.

CUSO FinancialServices, L.P.

Equity Services

Fintegra

Girard Securities

Hantz Financial Services, Inc.

Harbour Investments

Intersecurities now Transamerica Financial

Investment Centers, Inc.

Investors Capital National Convention

James T Borello & Company

Kovack Securities

Life Investors

LPL Financial

M & T Securities, Inc.

Merrill Lynch

Money Concepts

Morgan Stanley

National Life Group

Newbridge Financial

Next Financial Group

Park Avenue Securities LLC

Raymond James and Associates

Raymond James Financial Services

Signator Investments

Smith Barney

Summit Equities

Suntrust Annual

The Huntington Investment Company

The Planner Network

UBS Financial Services

UnionBanc Investment Services LLC

US Bancorp Investments, Inc.

USAdvisors Network

Valmark Securities, Inc.

Wachovia Bank

Wachovia Securities

Waterstone

World Group Securities

During 2009, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2009

Merrill Lynch	$1,162,747
LPL Financial	$804,802
Wachovia Securities	$629,664
Smith Barney	$614,101
Wachovia Bank	$540,907
USB Financial Services	$539,035
Raymond James Financial Services	$482,953
Bank of America	$357,620
Intersecurities now Transamerica Financial	$311,101
CCO Investments Services Corp.	$164,471

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information
Appendix - OA Method Transfers

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Subaccount	Year	2.35%
		Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2009 2008	$ $	0.791064 1.000000	$ $	0.965395 0.791064	36,603.301 25,794.608

Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2009 2008	$ $	0.761839 1.000000	$ $	0.939349 0.761839	2,310,531.733 404,624.442

Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2009 2008	$ $	0.713422 1.000000	$ $	0.891308 0.713422	1,603,360.459 1,125,198.796

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2009 2008	$ $	0.682134 1.000000	$ $	0.861942 0.682134	908,777.419 462,486.792

Transamerica Foxhall Global Conservative VP – Service Class Subaccount inception date November 19, 2009	2009		$0.995049		$0.982642	0.000

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2009 2008	$ $	0.914573 1.000000	$ $	1.034332 0.914573	191,381.210 0.000

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2009 2008	$ $	1.035634 1.000000	$ $	1.192580 1.035634	2,045.146 0.000

Transamerica Balanced VP – Service Class(6) Subaccount Inception Date May 1, 2002	2009 2008	$ $	0.730313 1.000000	$ $	0.898631 0.730313	0.000 0.000

Transamerica Money Market VP – Service Class Subaccount Inception Date July 5, 1994	2009 2008	$ $	0.997130 1.000000	$ $	0.974345 0.997130	410,140.730 499,848.546

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date August 3, 1994	2009 2008	$ $	1.026549 1.000000	$ $	1.045079 1.026549	0.000 24,796.039

Transamerica Value Balanced VP – Service Class(6) Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.711438 1.000000	$ $	0.855991 0.711438	0.000 0.000

Transamerica Index 35 VP – Service Class Subaccount inception date November 19, 2009	2009		$0.999936		$0.997267	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.813250 1.000000	$ $	0.925927 0.813250	109,564.307 0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.717740 1.000000	$ $	0.863815 0.717740	112,931.656 25,744.346

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2009 2008	$ $	1.011815 1.000000	$ $	1.227904 1.011815	59,166.767 0.000

Fidelity VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.661888 1.000000	$ $	0.894518 0.661888	210,572.384 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	2.35%
		Beginning AUV		Ending AUV		# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2009 2008	$ $	0.989162 1.000000	$ $	1.255171 0.989162	56,305.886 0.000

American Funds – Asset Allocation Fund – Class 2 Subaccount inception date November 19, 2009	2009		$0.989759		$1.007176	0.000

American Funds – Bond Fund – Class 2 Subaccount inception date November 19, 2009	2009		$1.000880		$0.992900	0.000

GE Investments Total Return Fund – Class 3 Subaccount inceptiond date November 19, 2009	2009		$0.988791		$1.002820	0.000

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Transamerica American Century Large Company Value VP – Initial Class(1) Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.584947 0.936886 1.000000	$ $ $	0.693704 0.584947 0.936886	0.000 0.000 0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.795090 1.021416 1.000000	$ $ $	0.983355 0.795090 1.021416	287,379.543 29,044.891 0.000

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.603440 1.012200 1.000000	$ $ $	0.773706 0.603440 1.012200	86,447.348 56,071.597 0.000

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.752513 1.029175 1.000000	$ $ $	0.939452 0.752513 1.029175	88,838.746 49,711.129 0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.677869 1.020832 1.000000	$ $ $	0.858024 0.677869 1.020832	25,322.940 11,234.727 0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1) Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.636826 0.975360 1.000000	$ $ $	0.716970 0.636826 0.975360	498,832.746 7,078.250 0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.501961 0.882088 1.000000	$ $ $	0.661431 0.501961 0.882088	111,925.268 87,241.772 9,551

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date May 1, 1997	2009 2008 2007	$ $ $	0.603098 0.974724 1.000000	$ $ $	0.771901 0.603098 0.974724	867,921.368 350,271.455 0.000

Transamerica Jennison Growth VP – Initial Class(2) Subaccount Inception Date November 20, 1996	2009 2008 2007	$ $ $	0.663540 1.066570 1.000000	$ $ $	0.924062 0.663540 1.066570	58,255.688 56,353.894 0.000

Transamerica Focus VP – Initial Class(3) Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.599986 0.954687 1.000000	$ $ $	0.757969 0.599986 0.954687	117,397.925 117,423.314 0.000

Transamerica AEGON High Yield Bond VP – Initial Class(4) Subaccount Inception Date June 2, 1998	2009 2008 2007	$ $ $	0.716731 0.970205 1.000000	$ $ $	1.042268 0.716731 0.970205	139,736.995 179,144.803 5,022

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.644262 1.008122 1.000000	$ $ $	0.844275 0.644262 1.008122	35,539.162 784.555 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Transamerica Marsico Growth VP – Initial Class(2) Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.669936 1.148685 1.000000	$ $ $	0.837894 0.669936 1.148685	7,792.748 7,802.868 0.000

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	1.017843 1.060211 1.000000	$ $ $	1.166474 1.017843 1.060211	488,196.617 179,905.021 0.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1) Subaccount Inception Date January 20, 1995	2009 2008 2007	$ $ $	0.606542 0.959180 1.000000	$ $ $	0.751337 0.606542 0.959180	1,646,715.000 1,306,519.511 339,511.935

Transamerica T. Rowe Price Growth Stock VP – Initial Class(2) Subaccount Inception Date January 5, 1995	2009 2008 2007	$ $ $	0.584441 1.027006 1.000000	$ $ $	0.827234 0.584441 1.027006	855,805.879 559,780.334 22,784.805

Transamerica T. Rowe Price Small Cap VP – Initial ClassClass Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.646321 1.026592 1.000000	$ $ $	0.885390 0.646321 1.026592	85,462.541 75,660.367 0.000

Transamerica Templeton Global VP – Initial Class(5) Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.598347 1.075611 1.000000	$ $ $	0.758326 0.598347 1.075611	513,815.239 64,968.606 0.000

Transamerica Balanced VP – Initial Class(6) Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.716487 1.073217 1.000000	$ $ $	0.893729 0.716487 1.073217	0.000 0.000 0.000

Transamerica Convertible Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.715652 1.147892 1.000000	$ $ $	0.928044 0.715652 1.147892	0.000 0.000 0.000

Transamerica WMC Diversified Growth VP – Initial Class(7) Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.596343 1.118328 1.000000	$ $ $	0.760941 0.596343 1.118328	1,328,910.460 439,640.646 0.000

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.686632 1.176530 1.000000	$ $ $	0.928130 0.686632 1.176530	14,853.930 2,431.395 0.000

Transamerica Money Market VP – Initial Class Subaccount Inception Date July 5, 1994	2009 2008 2007	$ $ $	1.035943 1.024409 1.000000	$ $ $	1.024461 1.035943 1.024409	175,700.728 180,892.971 0.000

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date July 5, 1994	2009 2008 2007	$ $ $	0.650679 1.114169 1.000000	$ $ $	0.920358 0.650679 1.114169	925,908.280 817,966.099 51,065

Transamerica Science & Technology VP – Initial Class(5) Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.639825 1.260286 1.000000	$ $ $	0.996972 0.639825 1.260286	22,379.079 0.000 0.000

Transamerica U.S. Government Securities VP – Initial Class Subaccount Inception Date August 3, 1994	2009 2008 2007	$ $ $	1.095199 1.030008 1.000000	$ $ $	1.130004 1.095199 1.030008	179,774.086 268,176.283 0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8) Subaccount Inception Date July 5, 1994	2009 2008 2007	$ $ $	0.639849 1.059192 1.000000	$ $ $	0.795520 0.639849 1.059192	761,038.355 607,184.790 0.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(9) Subaccount Inception Date July 5, 1994	2009 2008 2007	$ $ $	0.582120 1.017707 1.000000	$ $ $	0.836016 0.582120 1.017707	625,211.959 275,627.709 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10) Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.594140 1.120084 1.000000	$ $ $	0.942178 0.594140 1.120084	12,360.682 12,752.965 0.000

PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date November 3, 2003	2009 2008 2007	$ $ $	1.091239 1.028649 1.000000	$ $ $	1.123009 1.091239 1.028649	0.000 0.000 0.000

Invesco V.I. Basic Value Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.454172 0.956149 1.000000	$ $ $	0.662709 0.454172 0.956149	6,730.038 6,730.038 0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.591556 1.044012 1.000000	$ $ $	0.705296 0.591556 1.044012	0.000 0.000 0.000

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.583523 0.996279 1.000000	$ $ $	0.693596 0.583523 0.996279	0.000 0.000 0.000

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.645899 1.086768 1.000000	$ $ $	0.874638 0.645899 1.086768	0.000 0.000 0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.626367 1.106693 1.000000	$ $ $	0.838051 0.626367 1.106693	38,114.885 58,886.927 26,292.375

Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.534361 0.946121 1.000000	$ $ $	0.685479 0.534361 0.946121	19,540.326 0.000 0.000

Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2009 2008 2007	$ $ $	0.618145 1.187869 1.000000	$ $ $	0.781239 0.618145 1.187869	188,675.400 78,699.092 0.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.497297 1.122406 1.000000	$ $ $	0.714448 0.497297 1.122406	140.226 140.226 0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009 2008 2007	$ $ $	0.634696 1.064131 1.000000	$ $ $	0.876053 0.634696 1.064131	130,784.396 95,843.655 0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.447216 0.929567 1.000000	$ $ $	0.694130 0.447216 0.929567	321,966.434 145,251.507 0.000

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009 2008 2007	$ $ $	0.674813 0.971353 1.000000	$ $ $	0.903723 0.674813 0.971353	0.000 0.000 0.000

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009 2008 2007	$ $ $	0.599635 0.965403 1.000000	$ $ $	0.746489 0.599635 0.9655403	0.000 0.000 0.000

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009 2008 2007	$ $ $	0.630121 1.070130 1.000000	$ $ $	0.852876 0.630121 1.070130	3,868.450 3,873.326 0.000

Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009 2008 2007	$ $ $	0.605702 1.092409 1.000000	$ $ $	0.864100 0.605702 1.092409	5,092.875 5,092.875 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009 2008 2007	$ $ $	0.703750 0.988260 1.000000	$ $ $	0.923874 0.703750 0.988260	1,889.194 1,893.494 0.000

Janus Aspen – Worldwide Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009 2008 2007	$ $ $	0.544832 0.999557 1.000000	$ $ $	0.739380 0.544832 0.999557	67,651.539 0.000 0.000

MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.564330 0.944800 1.000000	$ $ $	0.908059 0.564330 0.944800	22,342.919 1,662.215 0.000

MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2009 2008 2007	$ $ $	0.753440 0.982111 1.000000	$ $ $	0.876023 0.753440 0.982111	48,063.575 36,892.965 0.000
Transamerica BlackRock Tactical Allocation VP – Service Class Subaccount inception date May 1, 2009	2009		$0.993371		$1.003480	0.000

Transamerica Index 35 VP – Service Class Subaccount inception date November 19, 2009	2009		$0.999966		$0.998540	0.000

Transamerica Index 50 VP – Service Class Subaccount inception date May 1, 2008	2009		$0.991650		$0.996462	0.000

Transamerica Index 75 VP – Service Class Subaccount inception date May 1, 2008	2009		$0.988780		$0.999658	0.000

Transamerica Index 100 VP – Service Class Subaccount inception date November 19, 2009	2009		$0.999966		$1.024505	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class Subacount inception date November 19, 2009	2009		$0.985165		$1.029949	0.000

(1)	Transamerica American Century Large Company Value VP, Transamerica Capital Guardian Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(3)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(4)	Formerly known as Transamerica MFS High Yield VP.
(5)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP and Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(6)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(7)	Formerly known as Transamerica Equity VP.
(8)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(9)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(10)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(11)	References to “AIM” have been replaced with “Invesco” due to branding changes.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV212 101 75 1292 (Policy Form)	May 1993
V829 & S831 (replacement pages for 1.65 M&E)	January 1994
AE872 395 (endorsement)	May 1995
AV265 101 89 396 (Policy Form)	June 1996
AE900 396 (endorsement)	June 1996
AV339 101 101 497 (Policy Form)	July 1997
AE957 497 (endorsement)	July 1997
AV400 101 107 198 (Policy Form)	May 1998
AV864 101 165 103 (Policy Form)	November 2003

Product Feature	Transamerica Freedom 95 Form Number: – AV212 101 75 1292	Transamerica Freedom 95 Form Number: – AV212 101 75 1292, with V829 and S831 Replacement Pages – AV212 101 75 395 SP Replacement Spec – AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: – AV265 101 89 396 – AE900 396
Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding or Annual Step-Up.	5% Annually Compounding or Annual Step-Up.

A. 5% Annually Compounding

B. Annual Step-Up

C. Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81. Option C is available for issue ages 81-84.

Death Proceeds

Greater of:

1)  the Policy Value on the date we receive due proof of death

2)  the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.

Greater of:

1)  the Policy Value on the date we receive due proof of death

2)  the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.

Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No

Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Distribution Financing Charge	N/A	Applicable	Applicable

Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Optional Riders	• Family Income Protector • Managed Annuity Program • 5 for Life 2005	• Family Income Protector • Managed Annuity Program • 5 for Life 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for Life 2005

Excess Interest Adjustment	N/A	N/A	Yes

Asset Rebalancing Option	Yes	Yes	Yes

Dollar Cost Averaging Option	Yes (No fixed DCA Account)	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes (by Endorsement AE 900 396)

Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 97 Form Number: – AV339 101 101 497 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)

A. 5% Annually Compounding

B. Annual Step-Up

C. Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.

A. 5% Annually Compounding

B. Double Enhanced

C. Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.

A. 5% Annually Compounding

B. Double Enhanced

C. Return of Premium

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.

Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Annual Step-Up - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Fund Facilitation Fee	No	No	No

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Distribution Financing Charge	Applicable	Applicable	Applicable

Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for Life 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for Life 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for Life 2005

Excess Interest Adjustment	Yes	Yes	Yes

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)

Product Feature	Transamerica Freedom 97 Form Number: – AV339 101 101 497 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – AE957 497	Transamerica Freedom 98 Form Number: – AV400 101 107 198 – RGMI 1 798
Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Guaranteed Minimum Death Benefit Option(s)

A. Modal Double Enhanced - RGMD 6 0203

B. Modal Annual Step-Up - RGMD 5 0103

C. Return of Premium - RGMD 8 0603.

Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are under age 81.

A. Modal Double Enhanced - RGMD 6 0203

B. Modal Annual Step-Up - RGMD 5 0103

C. Return of Premium - RGMD 8 0603

Option A is available if Owner and Annuitant are both under age 76. Option B is available if Owner and Annuitant are under age 81.

A. Modal Double Enhanced - RGMD 15 0108

B. Modal Annual Step-Up - RGMD 5 0103

C. Return of Premium - RGMD 8 0603

Option A is available if Owner and Annuitant are both under age 76. Option B is available if Owner and Annuitant are under age 76.

Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% for Return of Premium • 1.85% for Annual Step-Up • 2.15% for Double Enhanced	• 1.60% for Policy Value • 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.20% for Double Enhanced	• 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.35% for Double Enhanced

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes – 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Fund Facilitation Fee

Yes -

•     0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•     0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•     0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•     0.10% if you choose Transamerica BlackRock Global Allocation VP.

Yes -

•     0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•     0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•     0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•     0.10% if you choose Transamerica BlackRock Global Allocation VP.

Yes -

•     0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•     0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•     0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•     0.10% if you choose Transamerica BlackRock Global Allocation VP.

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, 5, and 7 year Guaranteed Periods available.

Distribution Financing Charge	Applicable	Applicable	Applicable

Product Feature	Transamerica Freedom 2003 Form Number: – AV864 101 165 103	Transamerica Freedom 2006 Form Number: – AV864 101 165 103	Transamerica Freedom 2008 Form Number: – AV864 101 165 103
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary

Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Living Benefit Rider 2003 • 5 for Life 2005 • Income Select for Life

•     Taxpayer 2003

•     Taxpayer Plus 2

•     Living Benefit Rider 2005

•     5 for Life 2005

•     Income Select for Life

•     Retirement Income ChoiceSM

•     Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•     Retirement Income ChoiceSM 1.2

•     Retirement Income ChoiceSM 1.4

•     Taxpayer 2003

•     Taxpayer Plus 2

•     Living Benefit Rider 2005

•     Retirement Income ChoiceSM

•     Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

•     Retirement Income ChoiceSM 1.2

•     Retirement Income ChoiceSM 1.4

Excess Interest Adjustment	Yes	Yes	Yes

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G–C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G-C) * (M/12)
= 50,000.00 * (.055-.095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 – 57,161.18 = -5,265.03
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G-C) * (M/12)
= 50,000.00 * (.055-.045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R – E

R	=	the requested partial surrender
E	=	the excess interest adjustment

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .065
M = 30
Excess interest adjustment	= S * (G-C) * (M/12)
= 12,838.82 * (.055-.065) * (30/12)
= -320.97
Remaining policy value at middle of policy year 3	= 57,161.18 – (R – E)
= 57,161.18 – (20,000.00 – (–320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .045
M = 30
Excess interest adjustment	= 12,838.82 * (.055-.045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 – (R – E)
= 57,161.18 – (20,000.00 – 320.97) = 37,482.15

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$	22,140
Reduction in policy value	=$	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$	15,556
Reduction in policy value	=$	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up
Issue	N/A	$100,000	$100,000
1	-4%	$100,000	$100,000
2	18%	$100,000	$110,093
3	15%	$100,000	$124,955
4	-7%	$100,000	$124,955
5	2%	$100,000	$124,955
6	10%	$100,000	$124,955
7	14%	$100,000	$140,257
8	-3%	$100,000	$140,257
9	17%	$100,000	$154,706
10	6%	$100,000	$161,668

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER — ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 or the Retirement Income ChoiceSM 1.4 Rider. are summarized in the following chart.

Note: The Living Benefits Rider, the Retirement Income ChoiceSM 1.2 or the Retirement Income ChoiceSM 1.4 Rider. and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
Benefit:	Benefit:	Benefit:

•Provides:	•Provides	•Provides:

(1) Guaranteed Minimum Accumulation Benefit

(“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Guaranteed Minimum Withdrawal Benefit

(“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

•Upgrades:	•Upgrades:	•Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
	•Additional Options:	•Additional Options:

	(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.	(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider
Availability:	Availability:	Availability:

•0 - 80 (unless state law requires a lower maximum issue age	•Younger than age 86 (unless state law requires a lower maximum issue age)	•Younger than age 86 (unless state law requires a lower maximum issue age)

Charge:	Charges:	Charges:

(1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

(1) for Base Benefit only—0.40% to 1.25% (single and joint life) of withdrawal base on each rider anniversary;

(2) Open Investment Option – 1.10% (single life and joint life) of withdrawal base on each rider anniversary;

(3) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(4) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

(1) for Base Benefit only—0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary;

(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•Portfolio Allocation Method

(“PAM”)—We monitor your policy

value and, as we deem necessary to

support the guarantees under the

rider, may transfer amounts between

investment options that we designate

and the variable investment choices

that you select.

•Designated Investment option

—You must allocate 100% of your

policy value to one or more

investment options that we

designate.

•Open Investment option (“OA”) –

We monitor your policy value

and, as we deem necessary to

support the guarantees under the

rider, may transfer amounts

between investment options that

we designate and the variable

investment choices that you

select.

•You must allocate 100% of your policy value to one or more investment options that we designate.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2

RIDER AND RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

Guaranteed Lifetime Withdrawal Benefit — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2010

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2010

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2010, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2010

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

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Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 or the Retirement Income ChoiceSM 1.4 Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817 -5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year

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beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

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Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

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Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor =	(11.57 + 0 - 0)	- 0.000063641 = Z = 1.01484864
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

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(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365 /7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

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Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated

21

based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

22

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2009, 2008, and 2007 the amounts paid to TCI in connection with all policies sold through the separate account were $10,063,056, $9,040,026, and $7,126,283, respectively.

During fiscal year 2007 the amount paid to AFSG in connection with all policies sold through the separate account was $3,492,635. AFSG passed through commissions it received to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

23

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

24

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

25

APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.791064	$0.965395	36,603.301
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791064	25,794.608

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.761839	$0.939349	2,310,531.733
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.761839	404,624.442

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.713422	$0.891308	1,603,360.459
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713422	1,125,198.796

Transamerica International Moderate Growth VP – Service Class	2009	$0.682134	$0.861942	908,777.419
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682134	462,486.792

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.995049	$0.982642	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.914573	$1.034332	191,381.210
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914573	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035634	$1.192580	2,045.146
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035634	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.730313	$0.898631	0.000
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730313	0.000

Transamerica Money Market VP – Service Class	2009	$0.997130	$0.974345	410,140.730
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.997130	499,848.546

Transamerica U.S. Government Securities VP – Service Class	2009	$1.026549	$1.045079	0.000
Subaccount Inception Date August 3, 1994	2008	$1.000000	$1.026549	24,796.039

Transamerica Value Balanced VP – Service Class(6)	2009	$0.711438	$0.855991	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711438	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999936	$0.997267	0.000

Transamerica Index 50 VP – Service Class	2009	$0.813250	$0.925927	109,564.307
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813250	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717740	$0.863815	112,931.656
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717740	25,744.346

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011815	$1.227904	59,166.767
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.011815	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.661888	$0.894518	210,572.384
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.661888	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989162	$1.255171	56,305.886
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989162	0.000

American Funds – Asset Allocation Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.989759	$1.007176	0.000

American Funds – Bond Fund – Class 2
Subaccount inception date November 19, 2009	2009	$1.000880	$0.992900	0.000

GE Investments Total Return Fund – Class 3
Subaccount inceptiond date November 19, 2009	2009	$0.988791	$1.002820	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.659771	$0.774160	17,557.769
Subaccount Inception Date May 1, 2001	2008	$1.071233	$0.659771	60,467.848
	2007	$1.109717	$1.071233	16,757.321
	2006	$1.000000	$1.109717	0.000

Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.821678	$1.004220	293,728.261
Subaccount Inception Date May 1, 2002	2008	$1.068508	$0.821678	363,493.084
	2007	$1.028896	$1.068508	1,573,755.975
	2006	$1.000000	$1.028896	2,143,204.101

Transamerica Asset Allocation - Growth VP – Service Class	2009	$0.646892	$0.819964	4,377,934.086
Subaccount Inception Date May 1, 2002	2008	$1.097527	$0.646892	5,195,878.118
	2007	$1.043203	$1.097527	5,036,939.314
	2006	$1.000000	$1.043203	1,906,930.691

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.787834	$0.972831	3,141,510.807
Subaccount Inception Date May 1, 2002	2008	$1.091028	$0.787834	3,298,802.556
	2007	$1.035102	$1.091028	4,569,216.810
	2006	$1.000000	$1.035102	3,190,266.680

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.718227	$0.898622	6,160,354.935
Subaccount Inception Date May 1, 2002	2008	$1.094403	$0.718227	6,219,743.049
	2007	$1.039992	$1.094403	5,561,161.806
	2006	$1.000000	$1.039992	1,911,071.352

Transamerica International Moderate Growth VP – Service Class	2009	$0.678604	$0.858728	536,162.426
Subaccount Inception Date May 1, 2006	2008	$1.089131	$0.678604	790,843.353
	2007	$1.026078	$1.089131	1,063,852.301
	2006	$1.000000	$1.026078	271,758.683

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$1.000000	$1.197677	116,933.347

Transamerica BlackRock Large Cap Value VP – Service Class(1)	2009	$0.699058	$0.777810	389,339.166
Subaccount Inception Date May 1, 2000	2008	$1.083638	$0.699058	148,217.637
	2007	$1.061455	$1.083638	388,233.301
	2006	$1.000000	$1.061455	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$1.000000	$1.201415	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.631266	$0.821542	32,769.651
Subaccount Inception Date May 1, 2002	2008	$1.122061	$0.631266	20,620.132
	2007	$1.231988	$1.122061	19,937.821
	2006	$1.000000	$1.231988	0.000

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.990698	$1.008506	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.995053	$0.982813	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.988951	$1.005660	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.986556	$0.985042	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount inception Date November 19, 2009	2009	$0.998143	$1.019844	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception date November 19, 2009	2009	$0.996382	$1.020512	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Growth and Income VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.997250	$1.021595	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999940	$1.002869	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.985139	$1.028818	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.678498	$0.858510	45,718.456
Subaccount Inception Date May 1, 1997	2008	$1.109967	$0.678498	45,749.882
	2007	$1.087719	$1.109967	32,453.027
	2006	$1.000000	$1.087719	0.000

Transamerica Jennison Growth VP– Service Class(2)	2009	$0.671651	$0.924589	35,764.412
Subaccount Inception Date November 20, 1996	2008	$1.091552	$0.671651	3,910.540
	2007	$1.002625	$1.091552	3,915.747
	2006	$1.000000	$1.002625	0.000

Transamerica Focus VP – Service Class(3)	2009	$0.658077	$0.821415	13,883.091
Subaccount Inception Date May 1, 2000	2008	$1.059916	$0.658077	26,454.857
	2007	$1.075152	$1.059916	27,187.635
	2006	$1.000000	$1.075152	2,842.029

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.766090	$1.100861	47,413.660
Subaccount Inception Date June 2, 1998	2008	$1.050501	$0.766090	10,787.035
	2007	$1.055504	$1.050501	0.000
	2006	$1.000000	$1.055504	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.709461	$0.917981	95,216.484
Subaccount Inception Date May 1, 2001	2008	$1.124963	$0.709461	108,299.751
	2007	$1.056173	$1.124963	89,784.879
	2006	$1.000000	$1.056173	0.000

Transamerica Marsico Growth VP – Service Class(2)	2009	$0.682411	$0.843556	73,067.729
Subaccount Inception Date May 1, 2000	2008	$1.184804	$0.682411	20,698.063
	2007	$1.008048	$1.184804	112,877.143
	2006	$1.000000	$1.008048	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$1.043383	$1.181738	153,777.837
Subaccount Inception Date May 1, 2002	2008	$1.100224	$1.043383	47,712.577
	2007	$1.033553	$1.100224	0.000
	2006	$1.000000	$1.033553	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.688386	$0.843056	27,698.129
Subaccount Inception Date January 20, 1995	2008	$1.102732	$0.688386	58,453.100
	2007	$1.093675	$1.102732	59,207.634
	2006	$1.000000	$1.093675	14,339.062

Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.647377	$0.905270	38,041.015
Subaccount Inception Date January 5, 1995	2008	$1.150766	$0.647377	69,327.456
	2007	$1.073143	$1.150766	19,118.022
	2006	$1.000000	$1.073143	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.627366	$0.849152	17,614.100
Subaccount Inception Date May 1, 2000	2008	$1.008290	$0.627366	13,717.148
	2007	$0.943135	$1.008290	111,651.926
	2006	$1.000000	$0.943135	3,149.091

Transamerica Templeton Global VP – Service Class(5)	2009	$0.662573	$0.828849	340,951.624
Subaccount Inception Date May 1, 2000	2008	$1.205308	$0.662573	30,170.900
	2007	$1.071454	$1.205308	379,588.557
	2006	$1.000000	$1.071454	2,852.118

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP – Service Class	2009	$1.035841	$1.194573	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035841	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.748230	$0.922028	5,561.455
Subaccount Inception Date May 1, 2002	2008	$1.134220	$0.748230	5,571.693
	2007	$1.022538	$1.134220	0.000
	2006	$1.000000	$1.022538	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.704811	$0.904570	37,729.323
Subaccount Inception Date May 1, 2002	2008	$1.143446	$0.704811	51,112.315
	2007	$0.988035	$1.143446	26,214.820
	2006	$1.000000	$0.988035	9,247.845

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.602171	$0.759470	221,029.047
Subaccount Inception Date May 1, 2000	2008	$1.143504	$0.602171	234,309.589
	2007	$1.007202	$1.143504	230,523.398
	2006	$1.000000	$1.007202	15,277.502

Transamerica Growth Opportunities VP – Service Class	2009	$0.661959	$0.884251	9,577.885
Subaccount Inception Date May 1, 2001	2008	$1.148032	$0.661959	28,100.634
	2007	$0.956050	$1.148032	27,368.535
	2006	$1.000000	$0.956050	6,237.915

Transamerica Money Market VP – Service Class	2009	$1.041332	$1.019041	927,845.482
Subaccount Inception Date July 5, 1994	2008	$1.041763	$1.041332	2,219,365.276
	2007	$1.016363	$1.041763	886,750.385
	2006	$1.000000	$1.016363	93,545.393

Transamerica Science & Technology VP – Service Class(5)	2009	$0.628096	$0.970354	9,267.268
Subaccount Inception Date May 1, 2001	2008	$1.255675	$0.628096	9,744.919
	2007	$0.968636	$1.255675	6,578.890
	2006	$1.000000	$0.968636	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.657184	$0.918896	9,579.076
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.657184	9,579.076

Transamerica U.S. Government Securities VP – Service Class	2009	$1.125215	$1.147205	5,257.962
Subaccount Inception Date August 3, 1994	2008	$1.070646	$1.125215	200,535.739
	2007	$1.034510	$1.070646	0.000
	2006	$1.000000	$1.034510	0.000

Transamerica Value Balanced VP – Service Class(6)	2009	$0.712135	$0.858083	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.712135	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999940	$0.997437	0.000

Transamerica Index 50 VP – Service Class	2009	$0.814052	$0.928203	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814052	0.000

Transamerica Index 75 VP – Service Class	2009	$0.718445	$0.865935	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.718445	0.000

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999940	$1.023376	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$0.708350	$0.871065	327,745.851
Subaccount Inception Date July 5, 1994	2008	$1.187790	$0.708350	130,440.550
	2007	$1.053195	$1.187790	383,655.125
	2006	$1.000000	$1.053195	10,634.168

Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.637320	$0.904751	53,582.314
Subaccount Inception Date July 5, 1994	2008	$1.127087	$0.637320	31,643.822
	2007	$1.057444	$1.127087	31,156.019
	2006	$1.000000	$1.057444	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$0.620384	$0.971986	25,642.898
Subaccount Inception Date May 1, 2001	2008	$1.183888	$0.620384	33,665.161
	2007	$0.989934	$1.183888	33,207.000
	2006	$1.000000	$0.989934	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.493700	$0.713676	0.000
Subaccount Inception Date May 1, 2002	2008	$1.049205	$0.493700	0.000
	2007	$1.057997	$1.049205	0.000
	2006	$1.000000	$1.057997	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.602721	$0.711919	0.000
Subaccount Inception Date May 1, 2002	2008	$1.073747	$0.602721	0.000
	2007	$0.982258	$1.073747	0.000
	2006	$1.000000	$0.982258	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012024	$1.229961	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012024	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.656049	$0.772547	137,891.645
Subaccount Inception Date May 1, 2001	2008	$1.130667	$0.656049	0.000
	2007	$1.102114	$1.130667	0.000
	2006	$1.000000	$1.102114	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.645570	$0.866064	167,322.111
Subaccount Inception Date May 1, 2001	2008	$1.096458	$0.645570	3,943.216
	2007	$0.986416	$1.096458	3,948.462
	2006	$1.000000	$0.986416	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662544	$0.896724	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662544	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.658823	$0.873279	325,026.931
Subaccount Inception Date May 1, 2000	2008	$1.175023	$0.658823	135,896.477
	2007	$1.023854	$1.175023	480,594.411
	2006	$1.000000	$1.023854	10,470.704

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.608766	$0.773660	32,182.942
Subaccount Inception Date May 1, 2000	2008	$1.088069	$0.608766	38,772.723
	2007	$1.098172	$1.088069	32,464.068
	2006	$1.000000	$1.098172	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.643474	$0.805695	24,943.660
Subaccount Inception Date May 1, 2001	2008	$1.248218	$0.643474	43,449.798
	2007	$1.007280	$1.248218	42,777.592
	2006	$1.000000	$1.007280	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.652621	$0.892420	272,750.796
Subaccount Inception Date May 1, 2000	2008	$1.104504	$0.652621	80,990.115
	2007	$0.978803	$1.104504	466,289.976
	2006	$1.000000	$0.978803	12,464.735

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.519691	$0.799135	42,267.109
Subaccount Inception Date May 1, 2002	2008	$1.090425	$0.519691	50,495.667
	2007	$1.057031	$1.090425	13,901.005
	2006	$1.000000	$1.057031	0.000

Franklin Income Securities Fund – Class 2	2009	$0.664363	$0.881467	32,778.428
Subaccount Inception Date May 1, 2007	2008	$0.965310	$0.664363	35,490.995
	2007	$1.000000	$0.965310	18,521.743

Mutual Shares Securities Fund – Class 2	2009	$0.590319	$0.728066	0.000
Subaccount Inception Date May 1, 2007	2008	$0.959380	$0.590319	0.000
	2007	$1.000000	$0.959380	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2009	$0.620360	$0.831865	497,986.577
Subaccount Inception Date May 1, 2007	2008	$1.063477	$0.620360	62,921.714
	2007	$1.000000	$1.063477	637,123.559

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989357	$1.257278	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989357	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.683719	$0.966318	10,258.208
Subaccount Inception Date October 9, 2000	2008	$1.244769	$0.683719	54,114.915
	2007	$1.045077	$1.244769	3,490.881
	2006	$1.000000	$1.045077	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.637625	$0.857255	23,468.208
Subaccount Inception Date October 9, 2000	2008	$1.180831	$0.637625	29,768.100
	2007	$1.103619	$1.180831	29,311.097
	2006	$1.000000	$1.103619	0.000

MFS ® New Discovery Series – Service Class	2009	$0.594189	$0.947224	5,743.634
Subaccount Inception Date May 1, 2002	2008	$1.004175	$0.594189	5,743.634
	2007	$1.003807	$1.004175	0.000
	2006	$1.000000	$1.003807	0.000

MFS ® Total Return Series – Service Class	2009	$0.824129	$0.949322	16,460.849
Subaccount Inception Date May 1, 2002	2008	$1.084369	$0.824129	26,691.046
	2007	$1.066387	$1.084369	31,479.282
	2006	$1.000000	$1.066387	5,684.633

American Funds – Asset Allocation Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.989763	$1.007351	0.000

American Funds – Bond Fund – Class 2
Subaccount inception date November 19, 2009	2009	$1.000884	$0.993075	0.000

American Funds – Growth Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.986466	$1.002214	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.986787	$1.007604	0.000

American Funds – International Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.982897	$0.979738	0.000

GE Investments Total Return Fund – Class 3
Subaccount inception date November 19, 2009	2009	$0.988795	$1.002991	0.000

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.964907	$1.132765	14,174.993
Subaccount Inception Date May 1, 2001	2008	$1.565881	$0.964907	19,055.954
	2007	$1.662134	$1.565881	32,357.531
	2006	$1.386523	$1.662134	101,446.554
	2005	$1.363986	$1.386523	39,820.857
	2004	$1.226414	$1.363986	74,607.000
	2003	$1.000000	$1.226414	13,095.182

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.084034	$1.325501	1,928,458053
Subaccount Inception Date May 1, 2002	2008	$1.408993	$1.084034	2,482,622.017
	2007	$1.356090	$1.408993	1,435,409.234
	2006	$1.269130	$1.356090	953,384.333
	2005	$1.234511	$1.269130	1,137,676.082
	2004	$1.152278	$1.234511	536,581.000
	2003	$1.000000	$1.152278	179,972.944

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.062976	$1.348037	3,414,953.644
Subaccount Inception Date May 1, 2002	2008	$1.802573	$1.062976	3,468,484.844
	2007	$1.712514	$1.802573	6,034,694.788
	2006	$1.517400	$1.712514	6,159,837.425
	2005	$1.384807	$1.517400	4,021,906.068
	2004	$1.241984	$1.384807	3,064,722.000
	2003	$1.000000	$1.241984	1,201,091.477

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.111167	$1.372753	2,590,206.086
Subaccount Inception Date May 1, 2002	2008	$1.538027	$1.111167	2,991,827.462
	2007	$1.458473	$1.538027	4,795,439.912
	2006	$1.339544	$1.458473	5,131,712.692
	2005	$1.277203	$1.339544	5,115,110.568
	2004	$1.174098	$1.277203	2,730,131.000
	2003	$1.000000	$1.174098	679,194.714

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.098022	$1.374483	4,835,060.473
Subaccount Inception Date May 1, 2002	2008	$1.672295	$1.098022	5,083,316.971
	2007	$1.588385	$1.672295	6,214,163.500
	2006	$1.428964	$1.588385	7,677,330.281
	2005	$1.330451	$1.428964	5,310,495.972
	2004	$1.201059	$1.330451	3,097,756.000
	2003	$1.000000	$1.201059	939,048.775

Transamerica International Moderate Growth VP – Service Class	2009	$0.679492	$0.860268	474,493.549
Subaccount Inception Date May 1, 2006	2008	$1.090028	$0.679492	497,882.501
	2007	$1.026410	$1.090028	367,405.065
	2006	$1.000000	$1.026410	0.000

Transamerica BlackRock Large Cap Value VP – Service Class(1)	2009	$1.234971	$1.374770	495,017.361
Subaccount Inception Date May 1, 2000	2008	$1.913440	$1.234971	255,162.008
	2007	$1.873346	$1.913440	279,474.301
	2006	$1.640798	$1.873346	253,213.360
	2005	$1.448152	$1.640798	248,333.372
	2004	$1.253702	$1.448152	78,011.000
	2003	$1.000000	$1.253702	42,002.324

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$0.993347	$1.002432	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.292959	$1.683496	185,759.138
Subaccount Inception Date May 1, 2002	2008	$2.297071	$1.292959	248,337.983
	2007	$2.520868	$2.297071	252,795.159
	2006	$1.814388	$2.520868	294,762.732
	2005	$1.637432	$1.814388	366,181.528
	2004	$1.262459	$1.637432	266,453.000
	2003	$1.000000	$1.262459	63,434.115

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.985141	$1.028874	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.931759	$1.179562	101,832.525
Subaccount Inception Date May 1, 1997	2008	$1.523527	$0.931759	94,706.021
	2007	$1.492264	$1.523527	94,971.323
	2006	$1.325861	$1.492264	358,336.370
	2005	$1.312320	$1.325861	1,372,078.604
	2004	$1.210944	$1.312320	1,113,351.000
	2003	$1.000000	$1.210944	0.000

Transamerica Jennison Growth VP – Service Class(2)	2009	$0.946742	$1.303937	39,633.086
Subaccount Inception Date November 20, 1996	2008	$1.537870	$0.946742	15,325.946
	2007	$1.411887	$1.537870	15,325.946
	2006	$1.419451	$1.411887	15,325.946
	2005	$1.277195	$1.419451	17,116.169
	2004	$1.198453	$1.277195	40,745.000
	2003	$1.000000	$1.198453	0.000

Transamerica Focus VP – Service Class(3)	2009	$0.976595	$1.219584	194,647.348
Subaccount Inception Date May 1, 2000	2008	$1.572158	$0.976595	202,655.826
	2007	$1.593965	$1.572158	269,248.002
	2006	$1.376368	$1.593965	410,726.323
	2005	$1.354336	$1.376368	298,608.359
	2004	$1.270508	$1.354336	265,380.000
	2003	$1.000000	$1.270508	67,280.160

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.905796	$1.302247	661,375.335
Subaccount Inception Date June 2, 1998	2008	$1.241463	$0.905796	721,162.519
	2007	$1.246751	$1.241463	100,722.824
	2006	$1.151260	$1.246751	104,493.839
	2005	$1.158535	$1.151260	108,140.740
	2004	$1.080784	$1.158535	175,332.000
	2003	$1.000000	$1.080784	157,622.638

Transamerica MFS International Equity VP – Service Class	2009	$1.244990	$1.611688	94,923.154
Subaccount Inception Date May 1, 2001	2008	$1.973156	$1.244990	99,549.722
	2007	$1.851605	$1.973156	235,625.538
	2006	$1.538650	$1.851605	247,769.548
	2005	$1.398004	$1.538650	261,854.317
	2004	$1.250244	$1.398004	177,027.000
	2003	$1.000000	$1.250244	102,017.265

Transamerica Marsico Growth VP – Service Class(2)	2009	$0.961123	$1.188640	448,617.473
Subaccount Inception Date October 9, 2000	2008	$1.667893	$0.961123	441,733.703
	2007	$1.418375	$1.667893	487,629.414
	2006	$1.377754	$1.418375	763,817.263
	2005	$1.300503	$1.377754	724,250.892
	2004	$1.185885	$1.300503	336,453.000
	2003	$1.000000	$1.185885	160,684.847

Transamerica PIMCO Total Return VP – Service Class	2009	$1.053799	$1.194111	1,261,928.300
Subaccount Inception Date May 1, 2002	2008	$1.110668	$1.053799	700,796.489
	2007	$1.042860	$1.110668	971,174.920
	2006	$1.025258	$1.042860	928,230.457
	2005	$1.026377	$1.025258	1,000,389.363
	2004	$1.006080	$1.026377	658,356.000
	2003	$1.000000	$1.006080	239,952.455

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.011108	$1.238901	365,727.110
Subaccount Inception Date January 20, 1995	2008	$1.618904	$1.011108	308,250.320
	2007	$1.604826	$1.618904	519,026.987
	2006	$1.380915	$1.604826	693,078.684
	2005	$1.358789	$1.380915	618,003.060
	2004	$1.211630	$1.358789	316,276.000
	2003	$1.000000	$1.211630	24,239.954

Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.897696	$1.255901	307,138.917
Subaccount Inception Date January 5, 1995	2008	$1.594931	$0.897696	289,429.703
	2007	$1.486621	$1.594931	467,491.675
	2006	$1.342168	$1.486621	483,865.813
	2005	$1.294613	$1.342168	370,944.540
	2004	$1.207107	$1.294613	291,832.000
	2003	$1.000000	$1.207107	63,869.423

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.041318	$1.410149	203,157.795
Subaccount Inception Date May 1, 2000	2008	$1.672766	$1.041318	194,406.272
	2007	$1.563893	$1.672766	178,833.197
	2006	$1.545814	$1.563893	404,819.697
	2005	$1.430228	$1.545814	378,416.860
	2004	$1.326829	$1.430228	313,716.000
	2003	$1.000000	$1.326829	101,816.725

Transamerica Templeton Global VP – Service Class(5)	2009	$0.813353	$1.017952	602,949.933
Subaccount Inception Date May 1, 2000	2008	$1.478894	$0.813353	4,755.102
	2007	$1.314007	$1.478894	4,755.102
	2006	$1.133136	$1.314007	0.000
	2005	$1.079394	$1.133136	4,432.714
	2004	$1.201198	$1.079394	4,350.000
	2003	$1.000000	$1.201198	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.035918	$1.195259	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035918	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.976767	$1.204240	29,364.361
Subaccount Inception Date May 1, 2002	2008	$1.479924	$0.976767	32,647.518
	2007	$1.333543	$1.479924	33,187.572
	2006	$1.252650	$1.333543	36,329.615
	2005	$1.187040	$1.252650	36,577.685
	2004	$1.093673	$1.187040	38,942.000
	2003	$1.000000	$1.093673	0.000

Transamerica Convertible Securities VP – Service Class	2009	$0.996728	$1.279852	48,386.689
Subaccount Inception Date May 1, 2002	2008	$1.616227	$0.996728	53,550.687
	2007	$1.395882	$1.616227	78,435.731
	2006	$1.288563	$1.395882	55,829.488
	2005	$1.271177	$1.288563	31,420.365
	2004	$1.149242	$1.271177	3,391.000
	2003	$1.000000	$1.149242	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.986483	$1.244787	463,695.354
Subaccount Inception Date May 1, 2000	2008	$1.872364	$0.986483	417,090.899
	2007	$1.648376	$1.872364	472,810.388
	2006	$1.553501	$1.648376	563,024.373
	2005	$1.364662	$1.553501	574,290.404
	2004	$1.205743	$1.364662	395,965.000
	2003	$1.000000	$1.205743	38,359.608

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2009	$1.148234	$1.534555	52,651.522
Subaccount Inception Date May 1, 2001	2008	$1.990409	$1.148234	39,609.615
	2007	$1.656734	$1.990409	141,999.390
	2006	$1.613251	$1.656734	178,737.813
	2005	$1.421396	$1.613251	313,519.293
	2004	$1.246300	$1.421396	74,869.000
	2003	$1.000000	$1.246300	48,950.305

Transamerica Money Market VP – Service Class	2009	$1.028091	$1.006569	951,101.316
Subaccount Inception Date July 5, 1994	2008	$1.028011	$1.028091	1,286,239.026
	2007	$1.002449	$1.028011	437,887.594
	2006	$0.980126	$1.002449	227,643.569
	2005	$0.975511	$0.980126	10,372.450
	2004	$0.989088	$0.975511	6,407.000
	2003	$1.000000	$0.989088	216,867.4832

Transamerica Science & Technology VP – Service Class(5)	2009	$0.874170	$1.351166	31,829.669
Subaccount Inception Date May 1, 2001	2008	$1.746752	$0.874170	29,858.045
	2007	$1.346786	$1.746752	30,343.187
	2006	$1.365274	$1.346786	30,421.508
	2005	$1.369105	$1.365274	36,573.403
	2004	$1.300362	$1.369105	37,401.000
	2003	$1.000000	$1.300362	3,092.232

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.657484	$0.919767	49,205.015
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.657484	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.095748	$1.117712	433,673.132
Subaccount Inception Date August 3, 1994	2008	$1.042101	$1.095748	872,047.666
	2007	$1.006430	$1.042101	101,410.831
	2006	$0.997496	$1.006430	105,351.787
	2005	$0.999084	$0.997496	145,132.240
	2004	$0.991836	$0.999084	68,802.000
	2003	$1.000000	$0.991836	26,176.409

Transamerica Value Balanced VP – Service Class(6)	2009	$0.712375	$0.858803	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.712375	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999942	$0.997500	0.000

Transamerica Index 50 VP – Service Class	2009	$0.814316	$0.928956	11,205.641
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.814316	0.000

Transamerica Index 75 VP – Service Class	2009	$0.718684	$0.866647	4,305.529
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.718684	0.000

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999942	$1.023437	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$1.337860	$1.645991	313,124.823
Subaccount Inception Date July 5, 1994	2008	$2.242303	$1.337860	316,075.400
	2007	$1.987234	$2.242303	372,198.321
	2006	$1.647788	$1.987234	338,096.217
	2005	$1.481461	$1.647788	334,559.680
	2004	$1.307862	$1.481461	304,963.000
	2003	$1.000000	$1.307862	74,368.417

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.876554	$1.244984	284,783.183
Subaccount Inception Date July 5, 1994	2008	$1.549416	$0.876554	31,001.174
	2007	$1.452967	$1.549416	28,230.593
	2006	$1.348438	$1.452967	80,342.102
	2005	$1.262208	$1.348438	80,479.008
	2004	$1.145861	$1.262208	38,665.000
	2003	$1.000000	$1.145861	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$0.876694	$1.374217	26,581.151
Subaccount Inception Date May 1, 2001	2008	$1.672182	$0.876694	23,996.686
	2007	$1.397529	$1.672182	38,924.941
	2006	$1.302569	$1.397529	123,174.408
	2005	$1.239838	$1.302569	124,303.118
	2004	$1.184648	$1.239838	125,106.000
	2003	$1.000000	$1.184648	23,023.688

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.743277	$1.074985	107,486.988
Subaccount Inception Date May 1, 2002	2008	$1.578813	$0.743277	66,037.760
	2007	$1.591252	$1.578813	56,911.712
	2006	$1.439122	$1.591252	74,031.520
	2005	$1.394287	$1.439122	74,265.282
	2004	$1.285073	$1.394287	68,626.000
	2003	$1.000000	$1.285073	5,919.219

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.860882	$1.017376	0.000
Subaccount Inception Date May 1, 2002	2008	$1.532894	$0.860882	0.000
	2007	$1.401590	$1.532894	0.000
	2006	$1.349869	$1.401590	0.000
	2005	$1.269873	$1.349869	0.000
	2004	$1.219988	$1.269873	0.000
	2003	$1.000000	$1.219988	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012092	$1.230654	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012092	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.931613	$1.097579	239,492.303
Subaccount Inception Date May 1, 2001	2008	$1.604815	$0.931613	264,454.605
	2007	$1.563517	$1.604815	268,088.522
	2006	$1.365174	$1.563517	275,224.306
	2005	$1.333168	$1.365174	286,973.126
	2004	$1.224493	$1.333168	290,239.000
	2003	$1.000000	$1.224493	114,697.784

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.869870	$1.167532	186,754.085
Subaccount Inception Date May 1, 2001	2008	$1.476695	$0.869870	169,973.549
	2007	$1.327845	$1.476695	170,383.441
	2006	$1.365080	$1.327845	170,644.138
	2005	$1.214121	$1.365080	161,683.443
	2004	$1.144760	$1.214121	48,544.000
	2003	$1.000000	$1.144760	47,733.393

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662760	$0.897454	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662760	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.116280	$1.480365	544,766.097
Subaccount Inception Date May 1, 2000	2008	$1.989918	$1.116280	511,499.203
	2007	$1.733058	$1.989918	742,112.074
	2006	$1.588607	$1.733058	674,170.279
	2005	$1.391080	$1.588607	659,549.148
	2004	$1.233995	$1.391080	255,237.000
	2003	$1.000000	$1.233995	83,464.910

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.918503	$1.167869	83,710.773
Subaccount Inception Date May 1, 2000	2008	$1.640841	$0.918503	92,166.928
	2007	$1.655258	$1.640841	86,513.185
	2006	$1.409780	$1.655258	267,536.727
	2005	$1.364018	$1.409780	190,493.555
	2004	$1.252706	$1.364018	136,367.000
	2003	$1.000000	$1.252706	77,379.047

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.862406	$1.080349	94,671.968
Subaccount Inception Date May 1, 2001	2008	$1.672074	$0.862406	91,775.171
	2007	$1.348661	$1.672074	80,837.215
	2006	$1.292627	$1.348661	106,218.684
	2005	$1.251476	$1.292627	124,081.249
	2004	$1.239747	$1.251476	94,028.000
	2003	$1.000000	$1.239747	11,204.374

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.436090	$1.964731	514,906.085
Subaccount Inception Date May 1, 2000	2008	$2.429262	$1.436090	498,623.150
	2007	$2.151737	$2.429262	750,741.561
	2006	$1.955351	$2.151737	720,299.054
	2005	$1.692355	$1.955351	772,717.827
	2004	$1.386871	$1.692355	381,416.000
	2003	$1.000000	$1.386871	133,784.257

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.919295	$1.414285	318,662.057
Subaccount Inception Date May 1, 2002	2008	$1.927952	$0.919295	336,063.844
	2007	$1.867997	$1.927952	419,807.998
	2006	$1.644751	$1.867997	502,636.818
	2005	$1.640189	$1.644751	471,967.131
	2004	$1.471850	$1.640189	369,833.000
	2003	$1.000000	$1.471850	146,595.072

Franklin Income Securities Fund – Class 2	2009	$0.664906	$0.882623	36,481.412
Subaccount Inception Date May 1, 2007	2008	$0.965627	$0.664906	36,491.486
	2007	$1.000000	$0.965627	13,238.852

Mutual Shares Securities Fund – Class 2	2009	$0.590810	$0.729031	0.000
Subaccount Inception Date May 1, 2007	2008	$0.959702	$0.590810	0.000
	2007	$1.000000	$0.959702	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.620853	$0.832934	58,184.934
Subaccount Inception Date May 1, 2007	2008	$1.063816	$0.620853	0.000
	2007	$1.000000	$1.063816	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989426	$1.257960	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989426	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.175386	$1.662040	81,680.157
Subaccount Inception Date October 9, 2000	2008	$2.138831	$1.175386	81,983.165
	2007	$1.794831	$2.138831	85,077.565
	2006	$1.618038	$1.794831	85,683.518
	2005	$1.475288	$1.618038	96,297.251
	2004	$1.250953	$1.475288	92,181.000
	2003	$1.000000	$1.250953	10,363.837

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.871869	$1.172770	190,110.270
Subaccount Inception Date October 9, 2000	2008	$1.613854	$0.871869	163,788.505
	2007	$1.507580	$1.613854	164,667.097
	2006	$1.305700	$1.507580	164,345.091
	2005	$1.263357	$1.305700	161,063.273
	2004	$1.234690	$1.263357	161,412.000
	2003	$1.000000	$1.234690	215.949

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.887916	$1.416164	148,887.174
Subaccount Inception Date May 1, 2002	2008	$1.499841	$0.887916	130,537.787
	2007	$1.498539	$1.499841	169,448.655
	2006	$1.355412	$1.498539	133,019.620
	2005	$1.318163	$1.355412	139,846.163
	2004	$1.267862	$1.318163	96,913.000
	2003	$1.000000	$1.267862	50,423.630

MFS ® Total Return Series – Service Class	2009	$1.033161	$1.190685	151,350.994
Subaccount Inception Date May 1, 2002	2008	$1.358741	$1.033161	123,998.994
	2007	$1.335553	$1.358741	204,767.048
	2006	$1.222132	$1.335553	234,584.502
	2005	$1.216718	$1.222132	197,411.119
	2004	$1.119499	$1.216718	185,984.000
	2003	$1.000000	$1.119499	82,360.117

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.664986	$0.782584	20,940.884
Subaccount Inception Date May 1, 2001	2008	$1.076501	$0.664986	20,964.031
	2007	$1.111885	$1.076501	13,699.866
	2006	$1.000000	$1.111885	17,275.117

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.828163	$1.015120	3,985,042.434
Subaccount Inception Date May 1, 2002	2008	$1.073776	$0.828163	4,894,990.078
	2007	$1.030912	$1.073776	2,084,202.644
	2006	$1.000000	$1.030912	511,262.328

Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.652006	$0.828876	787,970.364
Subaccount Inception Date May 1, 2002	2008	$1.102931	$0.652006	795,660.503
	2007	$1.045246	$1.102931	966,514.483
	2006	$1.000000	$1.045246	318,695.737

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.794044	$0.983380	14,175,984.447
Subaccount Inception Date May 1, 2002	2008	$1.096387	$0.794044	9,962,953.196
	2007	$1.037121	$1.096387	6,045,535.743
	2006	$1.000000	$1.037121	1,118,657.605

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.723890	$0.908385	21,209,465.843
Subaccount Inception Date May 1, 2002	2008	$1.099775	$0.723890	17,142,181.518
	2007	$1.042026	$1.099775	20,513,887.854
	2006	$1.000000	$1.042026	7,281,010.652

Transamerica International Moderate Growth VP – Service Class	2009	$0.683958	$0.868064	2,041,513.547
Subaccount Inception Date May 1, 2006	2008	$1.094494	$0.683958	2,128,751.748
	2007	$1.028086	$1.094494	1,219,711.124
	2006	$1.000000	$1.028086	134,295.597

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$1.000000	$1.200030	130,561.494

Transamerica BlackRock Large Cap Value VP – Service Class(1)	2009	$0.704580	$0.786258	177,029.895
Subaccount Inception Date May 1, 2000	2008	$1.088974	$0.704580	36,500.817
	2007	$1.063525	$1.088974	35,915.227
	2006	$1.000000	$1.063525	13,227.866

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$1.000000	$1.203782	39,945.950

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.636251	$0.830462	34,859.190
Subaccount Inception Date May 1, 2002	2008	$1.127580	$0.636251	33,217.449
	2007	$1.234393	$1.127580	18,865.159
	2006	$1.000000	$1.234393	106,063.702

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.990706	$1.008852	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.995061	$0.983154	6,105.109

Transamerica Foxhall Global Growth VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.988959	$1.006014	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.986564	$0.985386	0.000

Transamerica Hanlon Balanced VP – Service Class
Subaccount inception Date November 19, 2009	2009	$0.998151	$1.020195	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception date November 19, 2009	2009	$0.996390	$1.020867	0.000

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.997258	$1.021949	2,461.660

Transamerica Hanlon Managed Income VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999948	$1.003215	291,366.364

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.683847	$0.867821	8,630.181
Subaccount Inception Date May 1, 1997	2008	$1.115419	$0.683847	8,630.181
	2007	$1.089839	$1.115419	0.000
	2006	$1.000000	$1.089839	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.985147	$1.029171	0.000

Transamerica Jennison Growth VP – Service Class(2)	2009	$0.676964	$0.934657	2,056.689
Subaccount Inception Date November 20, 1996	2008	$1.096928	$0.676964	0.000
	2007	$1.004583	$1.096928	9,289.403
	2006	$1.000000	$1.004583	0.000

Transamerica Focus VP – Service Class(3)	2009	$0.663281	$0.830356	93,372.252
Subaccount Inception Date May 1, 2000	2008	$1.065145	$0.663281	81,082.873
	2007	$1.077262	$1.065145	99,442.440
	2006	$1.000000	$1.077262	98,224.038

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.772135	$1.112807	33,540.262
Subaccount Inception Date June 2, 1998	2008	$1.055670	$0.772135	0.000
	2007	$1.057560	$1.055670	0.000
	2006	$1.000000	$1.057560	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.715058	$0.927939	136,937.087
Subaccount Inception Date May 1, 2001	2008	$1.130491	$0.715058	142,098.434
	2007	$1.058240	$1.130491	90,369.755
	2006	$1.000000	$1.058240	39,497.212

Transamerica Marsico Growth VP – Service Class(2)	2009	$0.687785	$0.852682	66,120.069
Subaccount Inception Date May 1, 2000	2008	$1.190628	$0.687785	119,104.288
	2007	$1.010019	$1.190628	127,131.720
	2006	$1.000000	$1.010019	59,574.309

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class	2009	$1.051601	$1.194546	790,154.232
Subaccount Inception Date May 1, 2002	2008	$1.105623	$1.051601	211,893.582
	2007	$1.035566	$1.105623	124,982.616
	2006	$1.000000	$1.035566	76,442.058

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount inception date May 1, 2009	2009	$1.000000	$0.560855	0.000

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.693818	$0.852210	174,757.383
Subaccount Inception Date January 20, 1995	2008	$1.108156	$0.693818	133,321.316
	2007	$1.095810	$1.108156	90,929.959
	2006	$1.000000	$1.095810	61,406.192

Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.652487	$0.915098	43,776.754
Subaccount Inception Date January 5, 1995	2008	$1.156414	$0.652487	0.000
	2007	$1.075239	$1.156414	8,747.011
	2006	$1.000000	$1.075239	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.632312	$0.858378	27,681.631
Subaccount Inception Date May 1, 2000	2008	$1.013242	$0.632312	57,694.968
	2007	$0.944996	$1.013242	65,322.019
	2006	$1.000000	$0.944996	51,584.638

Transamerica Templeton Global VP – Service Class(5)	2009	$0.667789	$0.837828	151,245.417
Subaccount Inception Date May 1, 2000	2008	$1.211228	$0.667789	30,123.783
	2007	$1.073545	$1.211228	31,339.264
	2006	$1.000000	$1.073545	33,725.433

Transamerica Efficient Markets VP – Service Class	2009	$1.036272	$1.198589	9,805.450
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036272	0.000

Transamerica Balanced VP – Service Class(6)	2009	$0.754138	$0.932035	637,354.565
Subaccount Inception Date May 1, 2002	2008	$1.139811	$0.754138	231,609.778
	2007	$1.024544	$1.139811	111,257.916
	2006	$1.000000	$1.024544	41,163.775

Transamerica Convertible Securities VP – Service Class	2009	$0.710376	$0.914390	26,968.407
Subaccount Inception Date May 1, 2002	2008	$1.149055	$0.710376	6,687.833
	2007	$0.989965	$1.149055	6,776.405
	2006	$1.000000	$0.989965	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.606932	$0.767731	69,016.481
Subaccount Inception Date May 1, 2000	2008	$1.149132	$0.606932	32,468.901
	2007	$1.009173	$1.149132	27,950.244
	2006	$1.000000	$1.009173	105,090.753

Transamerica Growth Opportunities VP – Service Class	2009	$0.667186	$0.893848	80,267.928
Subaccount Inception Date May 1, 2001	2008	$1.153690	$0.667186	62,441.741
	2007	$0.957925	$1.153690	57,486.116
	2006	$1.000000	$0.957925	0.000

Transamerica Money Market VP – Service Class	2009	$1.049513	$1.030079	399,264.666
Subaccount Inception Date July 5, 1994	2008	$1.046863	$1.049513	676,118.179
	2007	$1.018335	$1.046863	343,026.579
	2006	$1.000000	$1.018335	116,990.871

Transamerica Science & Technology VP – Service Class(5)	2009	$0.633047	$0.980870	5,493.659
Subaccount Inception Date July 5, 1994	2008	$1.261850	$0.633047	0.000
	2007	$0.970525	$1.261850	0.000
	2006	$1.000000	$0.970525	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659011	$0.924159	13,539.443
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.659011	1,314.549

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2009	$1.134074	$1.159638	477,437.077
Subaccount Inception Date August 3, 1994	2008	$1.075910	$1.134074	444,400.151
	2007	$1.036528	$1.075910	0.000
	2006	$1.000000	$1.036528	0.000

Transamerica Value Balanced VP – Service Class(6)	2009	$0.713544	$0.862314	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713544	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999948	$0.997783	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815656	$0.932770	185,075.215
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815656	0.000

Transamerica Index 75 VP – Service Class	2009	$0.719866	$0.870203	866,031.593
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.719866	643,424.842

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999948	$1.023730	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$0.713948	$0.880545	138,862.062
Subaccount Inception Date July 5, 1994	2008	$1.193650	$0.713948	93,823.825
	2007	$1.055268	$1.193650	64,036.082
	2006	$1.000000	$1.055268	70,359.136

Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.642348	$0.914578	229,872.428
Subaccount Inception Date July 5, 1994	2008	$1.132631	$0.642348	0.000
	2007	$1.059512	$1.132631	0.000
	2006	$1.000000	$1.059512	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$0.625274	$0.982522	27,347.953
Subaccount Inception Date May 1, 2001	2008	$1.189694	$0.625274	25,842.364
	2007	$0.991858	$1.189694	21,301.345
	2006	$1.000000	$0.991858	869.928

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.134074	$1.159638	515,621.744
Subaccount Inception Date November 3, 2003	2008	$1.075910	$1.134074	787,322.762
	2007	$1.036528	$1.075910	81,371.416
	2006	$1.000000	$1.036528	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.497605	$0.721445	1,087.021
Subaccount Inception Date May 1, 2002	2008	$1.054375	$0.497605	3,319.689
	2007	$1.060064	$1.054375	13,414.948
	2006	$1.000000	$1.060064	13,771.621

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.607483	$0.719664	25,988.432
Subaccount Inception Date May 1, 2002	2008	$1.079021	$0.607483	27,307.543
	2007	$0.984167	$1.079021	12,369.902
	2006	$1.000000	$0.984167	3,817.887

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012438	$1.234087	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012438	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.661227	$0.780936	7,353.541
Subaccount Inception Date May 1, 2001	2008	$1.136227	$0.661227	0.000
	2007	$1.104265	$1.136227	0.000
	2006	$1.000000	$1.104265	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.650665	$0.875466	3,971.995
Subaccount Inception Date May 1, 2001	2008	$1.101853	$0.650665	1,293.299
	2007	$0.988345	$1.101853	9,458.939
	2006	$1.000000	$0.988345	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.663853	$0.901140	78,165.444
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.663853	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.664024	$0.882764	89,329.091
Subaccount Inception Date May 1, 2000	2008	$1.180803	$0.664024	60,103.259
	2007	$1.025856	$1.180803	51,894.975
	2006	$1.000000	$1.025856	18,380.628

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.613580	$0.782082	167,938.302
Subaccount Inception Date May 1, 2000	2008	$1.093424	$0.613580	173,463.859
	2007	$1.100311	$1.093424	148,014.352
	2006	$1.000000	$1.100311	9,529.007

Fidelity VIP Growth Portfolio – Service Class 22	2009	$0.648553	$0.814445	556,322.812
Subaccount Inception Date May 1, 2001	2008	$1.254358	$0.648553	556,655.149
	2007	$1.009247	$1.254358	60,758.587
	2006	$1.000000	$1.009247	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.657771	$0.902106	51,172.575
Subaccount Inception Date May 1, 2000	2008	$1.109935	$0.657771	37,156.794
	2007	$0.980709	$1.109935	36,006.338
	2006	$1.000000	$0.980709	85,734.239

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.523790	$0.807801	139,934.727
Subaccount Inception Date May 1, 2002	2008	$1.095776	$0.523790	139,273.769
	2007	$1.059093	$1.095776	138,654.104
	2006	$1.000000	$1.059093	22,743.198

Franklin Income Securities Fund – Class 2	2009	$0.667633	$0.888410	36,920.627
Subaccount Inception Date May 1, 2007	2008	$0.967204	$0.667633	22,397.977
	2007	$1.000000	$0.967204	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.593231	$0.733813	14,373.909
Subaccount Inception Date May 1, 2007	2008	$0.961270	$0.593231	7,293.280
	2007	$1.000000	$0.961270	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.623405	$0.838401	77,842.934
Subaccount Inception Date May 1, 2007	2008	$1.065568	$0.623405	54,588.797
	2007	$1.000000	$1.065568	16,655.770

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989766	$1.261486	16,095.124
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989766	4,061.764

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.689114	$0.976820	20,113.376
Subaccount Inception Date October 9, 2000	2008	$1.250883	$0.689114	13,854.438
	2007	$1.047121	$1.250883	0.000
	2006	$1.000000	$1.047121	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.642659	$0.866567	22,656.253
Subaccount Inception Date October 9, 2000	2008	$1.186653	$0.642659	15,124.558
	2007	$1.105786	$1.186653	10,721.978
	2006	$1.000000	$1.105786	811.404

MFS ® New Discovery Series – Service Class	2009	$0.598887	$0.957525	33,821.905
Subaccount Inception Date May 1, 2002	2008	$1.009127	$0.598887	27,398.274
	2007	$1.005768	$1.009127	21,573.908
	2006	$1.000000	$1.005768	0.000

MFS ® Total Return Series – Service Class	2009	$0.830613	$0.959602	59,511.739
Subaccount Inception Date May 1, 2002	2008	$1.089681	$0.830613	34,696.136
	2007	$1.068454	$1.089681	76,310.184
	2006	$1.000000	$1.068454	0.000

American Funds - Asset Allocation Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.989771	$1.007699	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Bond Fund – Class 2
Subaccount inception date November 19, 2009	2009	$1.000892	$0.993413	0.000

American Funds – Growth Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.986474	$1.002561	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.986795	$1.007946	0.000

American Funds – International Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.982905	$0.980076	0.000

GE Investments Total Return Fund – Class 3
Subaccount inceptiond date November 19, 2009	2009	$0.988803	$1.003337	0.000

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.981136	$1.155201	88,202.695
Subaccount Inception Date May 1, 2001	2008	$1.587528	$0.981136	85,681.377
	2007	$1.638910	$1.587528	150,136.696
	2006	$1.397454	$1.638910	208,580.138
	2005	$1.370715	$1.397454	150,656.612
	2004	$1.228827	$1.370715	70,697.000
	2003	$1.000000	$1.228827	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.102289	$1.351796	1,389,265.733
Subaccount Inception Date May 1, 2002	2008	$1.428490	$1.102289	3,108,478.970
	2007	$1.370797	$1.428490	750,536.105
	2006	$1.279140	$1.370797	795,433.702
	2005	$1.240597	$1.279140	652,930.653
	2004	$1.154543	$1.240597	837,819.000
	2003	$1.000000	$1.154543	91,792.069

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.080868	$1.374764	862,055.716
Subaccount Inception Date May 1, 2002	2008	$1.827501	$1.080868	918,377.449
	2007	$1.731070	$1.827501	2,099,128
	2006	$1.529348	$1.731070	2,797,329.801
	2005	$1.391625	$1.529348	2,600,394.875
	2004	$1.244419	$1.391625	1,797,507.000
	2003	$1.000000	$1.244419	114,594.272

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.129842	$1.399939	2,927,695.870
Subaccount Inception Date May 1, 2002	2008	$1.559272	$1.129842	2,778,429.817
	2007	$1.474254	$1.559272	4,847,202.025
	2006	$1.350078	$1.474254	6,181,321.693
	2005	$1.283478	$1.350078	6,524,698.939
	2004	$1.176403	$1.283478	4,739,171.000
	2003	$1.000000	$1.176403	317,015.129

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.116475	$1.401701	4,604,784.050
Subaccount Inception Date May 1, 2002	2008	$1.695380	$1.116475	2,957,775.925
	2007	$1.605557	$1.695380	10,704,039.339
	2006	$1.440189	$1.605557	10,992,735.381
	2005	$1.336977	$1.440189	10,034,902.509
	2004	$1.203403	$1.336977	4,343,551.000
	2003	$1.000000	$1.203403	232,944.756

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica International Moderate Growth VP – Service Class	2009	$0.684863	$0.869641	29,209.308
Subaccount Inception Date May 1, 2006	2008	$1.095389	$0.684863	124,331.835
	2007	$1.028417	$1.095389	130,037.708
	2006	$1.000000	$1.028417	93,075.935

Transamerica BlackRock Large Cap Value VP – Service Class(1)	2009	$1.255742	$1.402016	333,482.898
Subaccount Inception Date May 1, 2000	2008	$1.939867	$1.255742	22,491.403
	2007	$1.893607	$1.939867	59,243.401
	2006	$1.653693	$1.893607	56,904.033
	2005	$1.455261	$1.653693	52,368.991
	2004	$1.256162	$1.455261	28,995.000
	2003	$1.000000	$1.256162	26,650.249

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$0.993355	$1.002778	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.314716	$1.716885	127,704.580
Subaccount Inception Date May 1, 2002	2008	$2.328830	$1.314716	312,080.388
	2007	$2.548171	$2.328830	236,531.519
	2006	$1.828678	$2.548171	230,073.642
	2005	$1.645498	$1.828678	206,413.470
	2004	$1.264938	$1.645498	109,597.000
	2003	$1.000000	$1.264938	37,367.829

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.947439	$1.202938	86.261
Subaccount Inception Date May 1, 1997	2008	$1.544595	$0.947439	3,473.905
	2007	$1.508426	$1.544595	3,621.037
	2006	$1.336293	$1.508426	0.000
	2005	$1.318774	$1.336293	0.000
	2004	$1.213316	$1.318774	314.000
	2003	$1.000000	$1.213316	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subacount inception date November 19, 2009	2009	$0.985149	$1.029234	0.000

Transamerica Jennison Growth VP– Service Class(2)	2009	$0.962680	$1.329797	17,124.333
Subaccount Inception Date November 20, 1996	2008	$1.559151	$0.962680	17,133.870
	2007	$1.427197	$1.559151	27,065.555
	2006	$1.430633	$1.427197	27,563.986
	2005	$1.283494	$1.430633	24,006.880
	2004	$1.200812	$1.283494	11,056.000
	2003	$1.000000	$1.200812	8,327.698

Transamerica Focus VP – Service Class(3)	2009	$0.993038	$1.243782	32,522.992
Subaccount Inception Date May 1, 2000	2008	$1.593905	$0.993038	29,920.193
	2007	$1.611242	$1.593905	48,411.315
	2006	$1.387213	$1.611242	98,177.319
	2005	$1.361003	$1.387213	64,093.796
	2004	$1.272998	$1.361003	44,627.000
	2003	$1.000000	$1.272998	13,422.446

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.921031	$1.328042	145,091.252
Subaccount Inception Date June 2, 1998	2008	$1.258616	$0.921031	51,754.940
	2007	$1.260250	$1.258616	70,255.619
	2006	$1.160309	$1.260250	70,870.020
	2005	$1.164230	$1.160309	99,861.865
	2004	$1.082910	$1.164230	57,283.000
	2003	$1.000000	$1.082910	258.009

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2009	$1.265940	$1.643632	204,656.760
Subaccount Inception Date May 1, 2001	2008	$2.000448	$1.265940	284,315.751
	2007	$1.871673	$2.000448	310,229
	2006	$1.550773	$1.871673	316,385.235
	2005	$1.404892	$1.550773	341,070.528
	2004	$1.252702	$1.404892	121,373.000
	2003	$1.000000	$1.252702	20,524.116

Transamerica Marsico Growth VP – Service Class(2)	2009	$0.977285	$1.212199	36,957.004
Subaccount Inception Date May 1, 2000	2008	$1.690931	$0.977285	158,198.145
	2007	$1.433718	$1.690931	295,318.634
	2006	$1.388585	$1.433718	457,598.459
	2005	$1.306899	$1.388585	386,523.250
	2004	$1.188215	$1.306899	45,845.000
	2003	$1.000000	$1.188215	3,654.310

Transamerica PIMCO Total Return VP – Service Class	2009	$1.071547	$1.217797	778,935.300
Subaccount Inception Date May 1, 2002	2008	$1.126043	$1.071547	520,577.509
	2007	$1.054181	$1.126043	697,679.292
	2006	$1.033347	$1.054181	760,997.455
	2005	$1.031445	$1.033347	754,727.817
	2004	$1.008067	$1.031445	493,094.000
	2003	$1.000000	$1.008067	146,973.450

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.028121	$1.263447	100,080.672
Subaccount Inception Date January 20, 1995	2008	$1.641280	$1.028121	110,183.255
	2007	$1.622198	$1.641280	110,760.296
	2006	$1.391775	$1.622198	238,146.915
	2005	$1.365469	$1.391775	191,246.778
	2004	$1.214006	$1.365469	114,649.000
	2003	$1.000000	$1.214006	0.000

Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.912803	$1.280794	34,021.376
Subaccount Inception Date January 5, 1995	2008	$1.616984	$0.912803	51,104.849
	2007	$1.502726	$1.616984	87,401.871
	2006	$1.352737	$1.502726	78,447.104
	2005	$1.300978	$1.352737	77,742.496
	2004	$1.209480	$1.300978	67,495.000
	2003	$1.000000	$1.209480	13,845.154

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.058835	$1.438085	74,521.628
Subaccount Inception Date May 1, 2000	2008	$1.695885	$1.058835	35,655.610
	2007	$1.580826	$1.695885	65,804.264
	2006	$1.557972	$1.580826	103,002.948
	2005	$1.437264	$1.557972	85,387.274
	2004	$1.329429	$1.437264	63,248.000
	2003	$1.000000	$1.329429	3,031.830

Transamerica Templeton Global VP – Service Class(5)	2009	$0.824621	$1.035091	418,135.742
Subaccount Inception Date May 1, 2000	2008	$1.494943	$0.824621	134,062.050
	2007	$1.324353	$1.494943	189,012.209
	2006	$1.138715	$1.324353	200,512.614
	2005	$1.081523	$1.138715	144,796.803
	2004	$1.203554	$1.081523	86,454.000
	2003	$1.000000	$1.203554	21,173.319

Transamerica Efficient Markets VP – Service Class	2009	$1.036345	$1.199258	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036345	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(6)	2009	$0.993199	$1.228099	38,694.956
Subaccount Inception Date May 1, 2002	2008	$1.500384	$0.993199	5,178.380
	2007	$1.347980	$1.500384	0.000
	2006	$1.262511	$1.347980	0.000
	2005	$1.192883	$1.262511	0.000
	2004	$1.095821	$1.192883	841.000
	2003	$1.000000	$1.095821	0.000

Transamerica Convertible Securities VP – Service Class	2009	$1.013496	$1.305220	128,352.073
Subaccount Inception Date May 1, 2002	2008	$1.638564	$1.013496	78,139.845
	2007	$1.410994	$1.638564	194,281.296
	2006	$1.298714	$1.410994	131,920.368
	2005	$1.277435	$1.298714	127,429.404
	2004	$1.151505	$1.277435	28,209.000
	2003	$1.000000	$1.151505	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$1.003093	$1.269462	220,800.963
Subaccount Inception Date May 1, 2000	2008	$1.898270	$1.003093	217,396.105
	2007	$1.666241	$1.898270	321,611.411
	2006	$1.565729	$1.666241	342,622.915
	2005	$1.371372	$1.565729	398,210.114
	2004	$1.208109	$1.371372	229,870.000
	2003	$1.000000	$1.208109	18,765.793

Transamerica Growth Opportunities VP – Service Class	2009	$1.167543	$1.564957	21,180.228
Subaccount Inception Date May 1, 2001	2008	$2.017902	$1.167543	18,696.996
	2007	$1.674665	$2.017902	30,469.855
	2006	$1.625938	$1.674665	32,633.252
	2005	$1.428382	$1.625938	172,297.594
	2004	$1.248740	$1.428382	32,712.000
	2003	$1.000000	$1.248740	0.000

Transamerica Money Market VP – Service Class	2009	$1.045395	$1.026507	253,903.310
Subaccount Inception Date July 5, 1994	2008	$1.042244	$1.045395	1,313,697.694
	2007	$1.013334	$1.042244	181,403.169
	2006	$0.987867	$1.013334	195,776.576
	2005	$0.980329	$0.987867	166,889.442
	2004	$0.991036	$0.980329	356,750.000
	2003	$1.000000	$0.991036	88,816.643

Transamerica Science & Technology VP – Service Class(5)	2009	$0.888888	$1.377949	1,170.937
Subaccount Inception Date May 1, 2001	2008	$1.770918	$0.888888	0.000
	2007	$1.361387	$1.770918	0.000
	2006	$1.376024	$1.361387	0.000
	2005	$1.375840	$1.376024	0.000
	2004	$1.302912	$1.375840	0.000
	2003	$1.000000	$1.302912	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659317	$0.925057	1,751.480
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.659317	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.114167	$1.139846	233,240.153
Subaccount Inception Date August 3, 1994	2008	$1.056501	$1.114167	176,497.796
	2007	$1.017329	$1.056501	35,048
	2006	$1.005345	$1.017329	32,788.018
	2005	$1.004005	$1.005345	42,787.901
	2004	$0.993783	$1.004005	369,479.000
	2003	$1.000000	$0.993783	443,131.549

Transamerica Value Balanced VP – Service Class(6)	2009	$0.713780	$0.863011	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713780	4,196.020

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999950	$0.997845	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815922	$0.933525	3,823.539
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815922	5,656.596

Transamerica Index 75 VP – Service Class	2009	$0.720097	$0.870910	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720097	0.000

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999950	$1.023790	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$1.360375	$1.678627	110,162.510
Subaccount Inception Date July 5, 1994	2008	$2.273309	$1.360375	198,001.852
	2007	$2.008770	$2.273309	253,267.944
	2006	$1.660766	$2.008770	257,446.379
	2005	$1.488758	$1.660766	118,880.857
	2004	$1.310431	$1.488758	95,142.000
	2003	$1.000000	$1.310431	0.000

Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.891317	$1.269687	329,807.442
Subaccount Inception Date July 5, 1994	2008	$1.570851	$0.891317	4,098.714
	2007	$1.468712	$1.570851	8,262.283
	2006	$1.359065	$1.468712	16,397.513
	2005	$1.268429	$1.359065	14,083.969
	2004	$1.148114	$1.268429	13,061.000
	2003	$1.000000	$1.148114	19,119.399

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$0.891443	$1.401446	17,735.337
Subaccount Inception Date May 1, 2001	2008	$1.695300	$0.891443	17,798.515
	2007	$1.412676	$1.695300	33,400.380
	2006	$1.312834	$1.412676	30,138.970
	2005	$1.245948	$1.312834	24,791.226
	2004	$1.186979	$1.245948	27,341.000
	2003	$1.000000	$1.186979	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.114167	$1.139846	1,304,264.157
Subaccount Inception Date November 3, 2003	2008	$1.056501	$1.114167	2,882,925.461
	2007	$1.017329	$1.056501	0.000
	2006	$1.005345	$1.017329	0.00
	2005	$1.004005	$1.005345	3,676.282
	2004	$0.993783	$1.004005	0.000
	2003	$1.000000	$0.993783	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.755790	$1.096316	98,443.121
Subaccount Inception Date May 1, 2002	2008	$1.600638	$0.755790	81,568.115
	2007	$1.608483	$1.600638	102,642.623
	2006	$1.450459	$1.608483	106,238.928
	2005	$1.401161	$1.450459	110,422.322
	2004	$1.287590	$1.401161	66,607.000
	2003	$1.000000	$1.287590	19,839.889

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.875360	$1.037518	2,141.441
Subaccount Inception Date May 1, 2002	2008	$1.554080	$0.875360	2,035.270
	2007	$1.416764	$1.554080	3,848.534
	2006	$1.360493	$1.416764	3,867.887
	2005	$1.276124	$1.360493	3,890.239
	2004	$1.222384	$1.276124	6,825.000
	2003	$1.000000	$1.222384	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012506	$1.234764	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012506	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.947287	$1.119343	9,876.554
Subaccount Inception Date May 1, 2001	2008	$1.626993	$0.947287	17,221.640
	2007	$1.580442	$1.626993	29,994.514
	2006	$1.375912	$1.580442	31,538.167
	2005	$1.339719	$1.375912	33,849.928
	2004	$1.226890	$1.339719	50,850.000
	2003	$1.000000	$1.226890	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.884499	$1.190673	2,942.286
Subaccount Inception Date May 1, 2001	2008	$1.497107	$0.884499	6,365.051
	2007	$1.342231	$1.497107	7,911.832
	2006	$1.375827	$1.342231	12,350.799
	2005	$1.220101	$1.375827	8,714.665
	2004	$1.147011	$1.220101	8,114.000
	2003	$1.000000	$1.147011	4,850.688

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664068	$0.901874	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664068	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$1.135064	$1.509722	113,040.251
Subaccount Inception Date May 1, 2000	2008	$2.017419	$1.135064	126,937.425
	2007	$1.751828	$2.017419	181,822.799
	2006	$1.601104	$1.751828	190,763.830
	2005	$1.397916	$1.601104	197,242.139
	2004	$1.236415	$1.397916	180,379.000
	2003	$1.000000	$1.236415	0.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.933967	$1.191040	80,230.223
Subaccount Inception Date May 1, 2000	2008	$1.663539	$0.933967	94,031.375
	2007	$1.673199	$1.663539	121,345.711
	2006	$1.420893	$1.673199	213,825.555
	2005	$1.370739	$1.420893	82,868.718
	2004	$1.255168	$1.370739	70,041.000
	2003	$1.000000	$1.255168	21,204.194

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.876916	$1.101766	2,478.447
Subaccount Inception Date May 1, 2001	2008	$1.695195	$0.876916	15,513.409
	2007	$1.363271	$1.695195	40,686.806
	2006	$1.302806	$1.363271	36,573.526
	2005	$1.257634	$1.302806	42,516.277
	2004	$1.242184	$1.257634	26,990.000
	2003	$1.000000	$1.242184	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.460246	$2.003663	76,735.336
Subaccount Inception Date May 1, 2000	2008	$2.462827	$1.460246	50,547.506
	2007	$2.175025	$2.462827	110,217.532
	2006	$1.970736	$2.175025	124,801.500
	2005	$1.700679	$1.970736	152,563.628
	2004	$1.389595	$1.700679	129,210.000
	2003	$1.000000	$1.389595	42,306.790

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.934769	$1.442325	133,789.313
Subaccount Inception Date May 1, 2002	2008	$1.954589	$0.934769	117,525.449
	2007	$1.888212	$1.954589	160,714.335
	2006	$1.657680	$1.888212	166,765.801
	2005	$1.648256	$1.657680	192,080.837
	2004	$1.474735	$1.648256	123,665.000
	2003	$1.000000	$1.474735	24,005.046

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income Securities Fund – Class 2	2009	$0.668178	$0.889558	183,588.222
Subaccount Inception Date May 1, 2007	2008	$0.967518	$0.668178	131,735.594
	2007	$1.000000	$0.967518	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.593718	$0.734780	4,996.359
Subaccount Inception Date May 1, 2007	2008	$0.961589	$0.593718	6,344.889
	2007	$1.000000	$0.961589	12,773.602

Templeton Foreign Securities Fund – Class 2	2009	$0.623923	$0.839500	185,896.399
Subaccount Inception Date May 1, 2007	2008	$1.065918	$0.623923	702.992
	2007	$1.000000	$1.065918	13,322.162

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989834	$1.262175	1,235.871
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989834	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$1.195174	$1.694991	1,779.275
Subaccount Inception Date October 9, 2000	2008	$2.168407	$1.195174	1,691.405
	2007	$1.814283	$2.168407	3,194.941
	2006	$1.630786	$1.814283	3,210.449
	2005	$1.482557	$1.630786	3,229.563
	2004	$1.253410	$1.482557	789.000
	2003	$1.000000	$1.253410	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.886546	$1.196010	99,830.825
Subaccount Inception Date October 9, 2000	2008	$1.636153	$0.886546	18,788.535
	2007	$1.523906	$1.636153	26,945.989
	2006	$1.315978	$1.523906	3,955.029
	2005	$1.269574	$1.315978	3,981.481
	2004	$1.237113	$1.269574	5,092.000
	2003	$1.000000	$1.237113	0.000

MFS ® New Discovery Series – Service Class	2009	$0.902888	$1.444279	15,951.454
Subaccount Inception Date May 1, 2002	2008	$1.520616	$0.902888	19,241.726
	2007	$1.514812	$1.520616	36,030.660
	2006	$1.366114	$1.514812	33,089.842
	2005	$1.324659	$1.366114	33,972.331
	2004	$1.270349	$1.324659	23,899.000
	2003	$1.000000	$1.270349	7,871.853

MFS ® Total Return Series – Service Class	2009	$1.050550	$1.214297	98,407.955
Subaccount Inception Date May 1, 2002	2008	$1.377544	$1.050550	113,379.340
	2007	$1.350032	$1.377544	150,245.799
	2006	$1.231764	$1.350032	156,660.163
	2005	$1.222715	$1.231764	130,400.030
	2004	$1.121697	$1.222715	125,834.000
	2003	$1.000000	$1.121697	8,915.064

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.668487	$0.788249	28,678.835
Subaccount Inception Date May 1, 2001	2008	$1.080043	$0.668487	26,043.555
	2007	$1.113336	$1.080043	19,516.146
	2006	$1.000000	$1.113336	0.000

Transamerica Asset Allocation – Conservative VP – Service Class	2009	$0.832508	$1.022462	32,831,990.740
Subaccount Inception Date May 1, 2002	2008	$1.077281	$0.832508	27,859,183.695
	2007	$1.032248	$1.077281	9,911,600.449
	2006	$1.000000	$1.032248	3,970,929.972

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Service Class	2009	$0.655444	$0.834891	3,977,025.575
Subaccount Inception Date May 1, 2002	2008	$1.106560	$0.655444	4,730,577.793
	2007	$1.046608	$1.106560	4,287,595.571
	2006	$1.000000	$1.046608	995,971.343

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$0.798240	$0.990521	53,604,200.097
Subaccount Inception Date May 1, 2002	2008	$1.100000	$0.798240	47,185,575.489
	2007	$1.038479	$1.100000	32,989,878.993
	2006	$1.000000	$1.038479	10,651,244.167

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$0.727702	$0.914957	72,540,743.826
Subaccount Inception Date May 1, 2002	2008	$1.103389	$0.727702	53,967,612.228
	2007	$1.043385	$1.103389	41,359,455.916
	2006	$1.000000	$1.043385	15,858,883.434

Transamerica International Moderate Growth VP – Service Class	2009	$0.687573	$0.874362	12,365,816.891
Subaccount Inception Date May 1, 2006	2008	$1.098098	$0.687573	8,713,333.772
	2007	$1.029432	$1.098098	6,501,343.024
	2006	$1.000000	$1.029432	924,620.432

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$1.000000	$1.201597	3,596,173.450

Transamerica BlackRock Large Cap Value VP – Service Class(1)	2009	$0.708289	$0.791956	2,333,334.998
Subaccount Inception Date May 1, 2000	2008	$1.092545	$0.708289	1,122,070.819
	2007	$1.064914	$1.092545	983,966.601
	2006	$1.000000	$1.064914	61,452.322

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$1.000000	$1.205357	403,876.282

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.639615	$0.836507	393,492.088
Subaccount Inception Date May 1, 2002	2008	$1.131291	$0.639615	429,111.314
	2007	$1.235999	$1.131291	383,065.961
	2006	$1.000000	$1.235999	47,044.134

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.990712	$1.009087	67,253.795

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.995066	$0.983383	111,904.036

Transamerica Foxhall Global Growth VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.988965	$1.006242	3,706.193

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.986569	$0.985611	54,170.345

Transamerica Hanlon Balanced VP – Service Class
Subaccount inception Date November 19, 2009	2009	$0.998157	$1.020435	131,413.343

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception date November 19, 2009	2009	$0.996395	$1.021103	56,168.869

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.997263	$1.022185	0.000

Transamerica Hanlon Managed Income VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999954	$1.003452	1,210,008.409

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.985153	$1.029410	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.687459	$0.874132	347,815.614
Subaccount Inception Date May 1, 1997	2008	$1.119092	$0.687459	345,434.301
	2007	$1.091266	$1.119092	6,458.304
	2006	$1.000000	$1.091266	3,308.600

Transamerica Jennison Growth VP – Service Class(2)	2009	$0.680522	$0.941418	208,693.644
Subaccount Inception Date November 20, 1996	2008	$1.100528	$0.680522	140,639.638
	2007	$1.005889	$1.100528	133,380
	2006	$1.000000	$1.005889	25,692.508

Transamerica Focus VP – Service Class(3)	2009	$0.666777	$0.836363	221,575.875
Subaccount Inception Date May 1, 2000	2008	$1.068640	$0.666777	218,649.796
	2007	$1.078664	$1.068640	181,435.623
	2006	$1.000000	$1.078664	93,244.423

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.776180	$1.120823	863,904.686
Subaccount Inception Date June 2, 1998	2008	$1.059115	$0.776180	408,612.174
	2007	$1.058929	$1.059115	385,946.596
	2006	$1.000000	$1.058929	145,668.239

Transamerica MFS International Equity VP – Service Class	2009	$0.718825	$0.934669	572,957.821
Subaccount Inception Date May 1, 2001	2008	$1.134210	$0.718825	499,722.780
	2007	$1.059617	$1.134210	433,370.442
	2006	$1.000000	$1.059617	86,710.093

Transamerica Marsico Growth VP – Service Class(2)	2009	$0.691418	$0.858885	668,899.807
Subaccount Inception Date May 1, 2000	2008	$1.194541	$0.691418	425,265.556
	2007	$1.011337	$1.194541	368,276.698
	2006	$1.000000	$1.011337	93,652.579

Transamerica PIMCO Total Return VP – Service Class	2009	$1.057139	$1.203194	6,723,271.642
Subaccount Inception Date May 1, 2002	2008	$1.109256	$1.057139	2,498,454.315
	2007	$1.036920	$1.109256	547,341.603
	2006	$1.000000	$1.036920	66,158.083

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount inception date May 1, 2009	2009	$1.000000	$0.561600	36,339.146

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$0.697469	$0.858373	474,560.204
Subaccount Inception Date January 20, 1995	2008	$1.111788	$0.697469	425,877.360
	2007	$1.097238	$1.111788	341,192.065
	2006	$1.000000	$1.097238	47,887.878

Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.655934	$0.921737	336,216.841
Subaccount Inception Date January 5, 1995	2008	$1.160230	$0.655934	128,217.546
	2007	$1.076644	$1.160230	134,250
	2006	$1.000000	$1.076644	47,308.855

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.635650	$0.864603	525,139.979
Subaccount Inception Date May 1, 2000	2008	$1.016578	$0.635650	290,417.279
	2007	$0.946210	$1.016578	217,418.369
	2006	$1.000000	$0.946210	7,155.051

Transamerica Templeton Global VP – Service Class(5)	2009	$0.671308	$0.843895	1,137,473.926
Subaccount Inception Date May 1, 2000	2008	$1.215207	$0.671308	128,156.594
	2007	$1.074942	$1.215207	112,008.614
	2006	$1.000000	$1.074942	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036556	$1.201275	78,807.415
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036556	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(6)	2009	$0.758114	$0.938809	1,041,087.087
Subaccount Inception Date May 1, 2002	2008	$1.143549	$0.758114	446,753.985
	2007	$1.025873	$1.143549	306,556.463
	2006	$1.000000	$1.025873	20,925.563

Transamerica Convertible Securities VP – Service Class	2009	$0.714117	$0.920995	424,103.009
Subaccount Inception Date May 1, 2002	2008	$1.152836	$0.714117	247,413.176
	2007	$0.991257	$1.152836	283,945.085
	2006	$1.000000	$0.991257	38,696.224

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.610130	$0.773299	99,925.063
Subaccount Inception Date May 1, 2000	2008	$1.152912	$0.610130	134,522.022
	2007	$1.010483	$1.152912	90,425.642
	2006	$1.000000	$1.010483	8,971.277

Transamerica Growth Opportunities VP – Service Class	2009	$0.670705	$0.900335	354,237.674
Subaccount Inception Date May 1, 2001	2008	$1.157481	$0.670705	37,875.860
	2007	$0.959175	$1.157481	38,563.024
	2006	$1.000000	$0.959175	38,378.572

Transamerica Money Market VP – Service Class	2009	$1.055058	$1.037558	5,206,256.150
Subaccount Inception Date July 5, 1994	2008	$1.050319	$1.055058	10,380,130.853
	2007	$1.019675	$1.050319	2,769,227.153
	2006	$1.000000	$1.019675	469,138.652

Transamerica Science & Technology VP – Service Class(5)	2009	$0.636390	$0.987985	192,382.603
Subaccount Inception Date May 1, 2001	2008	$1.265991	$0.636390	49,991.221
	2007	$0.971784	$1.265991	35,174.478
	2006	$1.000000	$0.971784	37,561.641

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.660241	$0.927726	350,757.384
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.660241	253,859.108

Transamerica U.S. Government Securities VP – Service Class	2009	$1.140067	$1.168061	3,456,286.339
Subaccount Inception Date August 3, 1994	2008	$1.079456	$1.140067	1,422,883.555
	2007	$1.037892	$1.079456	115,935.315
	2006	$1.000000	$1.037892	7,992.854

Transamerica Value Balanced VP – Service Class(6)	2009	$0.714488	$0.865150	1,509,057.841
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714488	38,095.981

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999954	$0.998015	0.000

Transamerica Index 50 VP – Service Class	2009	$0.816736	$0.935839	748,782.638
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.816736	266,216.046

Transamerica Index 75 VP – Service Class	2009	$0.720815	$0.873054	5,259,673.885
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720815	779,065.245

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999954	$1.023968	2,721.925

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$0.717685	$0.886892	1,005,468.530
Subaccount Inception Date July 5, 1994	2008	$1.197548	$0.717685	785,316.171
	2007	$1.056631	$1.197548	669,723.474
	2006	$1.000000	$1.056631	137,538.568

Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.645728	$0.921209	1,143,330.242
Subaccount Inception Date July 5, 1994	2008	$1.136350	$0.645728	658,843.227
	2007	$1.060888	$1.136350	45,350.521
	2006	$1.000000	$1.060888	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$0.628577	$0.989658	275,521.723
Subaccount Inception Date May 1, 2001	2008	$1.193621	$0.628577	167,256.060
	2007	$0.993158	$1.193621	75,807.290
	2006	$1.000000	$0.993158	5,351.076

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.140067	$1.168061	366,923.232
Subaccount Inception Date November 3, 2003	2008	$1.079456	$1.140067	575,634.300
	2007	$1.037892	$1.079456	0.000
	2006	$1.000000	$1.037892	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.500229	$0.726689	148,627.255
Subaccount Inception Date May 1, 2002	2008	$1.057839	$0.500229	7,197.074
	2007	$1.061450	$1.057839	0.000
	2006	$1.000000	$1.061450	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.610681	$0.724882	107,629.898
Subaccount Inception Date May 1, 2002	2008	$1.082576	$0.610681	79,884.701
	2007	$0.985459	$1.082576	48,043.714
	2006	$1.000000	$0.985459	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012714	$1.236838	240,848.455
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012714	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.664713	$0.786609	366,631.751
Subaccount Inception Date May 1, 2001	2008	$1.139956	$0.664713	382,491.275
	2007	$1.105703	$1.139956	384,039.487
	2006	$1.000000	$1.105703	14,831.304

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.654092	$0.881799	138,678.643
Subaccount Inception Date May 1, 2001	2008	$1.105472	$0.654092	62,219.359
	2007	$0.989629	$1.105472	74,296.581
	2006	$1.000000	$0.989629	57,798.775

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664725	$0.904091	917,997.573
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664725	64,280.341

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.667524	$0.889158	1,932,025.044
Subaccount Inception Date May 1, 2000	2008	$1.184684	$0.667524	1,780,089.552
	2007	$1.027191	$1.184684	1,228,445.617
	2006	$1.000000	$1.027191	242,225.224

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.616816	$0.787750	214,300.604
Subaccount Inception Date May 1, 2000	2008	$1.097011	$0.616816	262,554.040
	2007	$1.101740	$1.097011	232,994.320
	2006	$1.000000	$1.101740	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.651963	$0.820340	363,435.114
Subaccount Inception Date May 1, 2001	2008	$1.258464	$0.651963	298,156.996
	2007	$1.010566	$1.258464	82,574.695
	2006	$1.000000	$1.010566	36,599.623

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.661245	$0.908666	1,013,808.216
Subaccount Inception Date May 1, 2000	2008	$1.113602	$0.661245	733,394.285
	2007	$0.982004	$1.113602	637,448.174
	2006	$1.000000	$0.982004	110,511.782

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.526557	$0.813664	440,228.339
Subaccount Inception Date May 1, 2002	2008	$1.099391	$0.526557	414,443.851
	2007	$1.060474	$1.099391	159,724.870
	2006	$1.000000	$1.060474	21,771.278

Franklin Income Securities Fund – Class 2	2009	$0.669833	$0.893086	1,900,072.534
Subaccount Inception Date May 1, 2007	2008	$0.968475	$0.669833	1,354,399.684
	2007	$1.000000	$0.968475	656,829.077

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2009	$0.595191	$0.737697	679,484.895
Subaccount Inception Date May 1, 2007	2008	$0.962542	$0.595191	677,267.432
	2007	$1.000000	$0.962542	442,275.796

Templeton Foreign Securities Fund – Class 2	2009	$0.625466	$0.842826	1,107,019.661
Subaccount Inception Date May 1, 2007	2008	$1.066974	$0.625466	660,223.309
	2007	$1.000000	$1.066974	303,752.013

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990039	$1.264301	1,100,688.843
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.990039	9,730.069

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.692757	$0.983918	247,056.568
Subaccount Inception Date October 9, 2000	2008	$1.255004	$0.692757	168,440.473
	2007	$1.048491	$1.255004	124,949.696
	2006	$1.000000	$1.048491	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.646052	$0.872856	243,199.759
Subaccount Inception Date October 9, 2000	2008	$1.190543	$0.646052	108,637.236
	2007	$1.107223	$1.190543	106,701.264
	2006	$1.000000	$1.107223	1,406.919

MFS ® New Discovery Series – Service Class	2009	$0.602040	$0.964471	251,340.364
Subaccount Inception Date May 1, 2002	2008	$1.012433	$0.602040	124,274.333
	2007	$1.007074	$1.012433	85,746.349
	2006	$1.000000	$1.007074	0.000

MFS ® Total Return Series – Service Class	2009	$0.834998	$0.966566	679,769.137
Subaccount Inception Date May 1, 2002	2008	$1.093271	$0.834998	569,824.074
	2007	$1.069851	$1.093271	194,515.470
	2006	$1.000000	$1.069851	6,297.165

American Funds – Asset Allocation Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.989776	$1.007931	78,055.631

American Funds – Bond Fund – Class 2
Subaccount inception date November 19, 2009	2009	$1.000897	$0.993644	63,418.369

American Funds – Growth Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.986479	$1.002789	0.000

American Funds – Growth-Income Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.986801	$1.008181	0.000

American Funds – International Fund – Class 2
Subaccount inception date November 19, 2009	2009	$0.982910	$0.980303	0.000

GE Investments Total Return Fund – Class 3
Subaccount inceptiond date November 19, 2009	2009	$0.988808	$1.003571	0.000

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2009	$0.992161	$1.170486	60,570.125
Subaccount Inception Date May 1, 2001	2008	$1.602180	$0.992161	65,189.273
	2007	$1.650762	$1.602180	94,848.712
	2006	$1.404790	$1.650762	366,576
	2005	$1.375209	$1.404790	72,712.700
	2004	$1.230438	$1.375209	492,352.000
	2003	$1.000000	$1.230438	15,375.756

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Service Class	2009	$1.114647	$1.369643	4,912,638.287
Subaccount Inception Date May 1, 2002	2008	$1.441652	$1.114647	5,122,755.897
	2007	$1.380694	$1.441652	5,058,972
	2006	$1.285855	$1.380694	5,731,875.609
	2005	$1.244663	$1.285855	5,311,608.574
	2004	$1.156053	$1.244663	1,754,171.000
	2003	$1.000000	$1.156053	306,346.159

Transamerica Asset Allocation – Growth VP – Service Class	2009	$1.092998	$1.392921	1,787,349.333
Subaccount Inception Date May 1, 2002	2008	$1.844349	$1.092998	2,340,011.057
	2007	$1.743593	$1.844349	2,892,235.945
	2006	$1.537391	$1.743593	3,255,748.077
	2005	$1.396201	$1.537391	2,727,896.863
	2004	$1.246057	$1.396201	1,258,003.000
	2003	$1.000000	$1.246057	96,224.296

Transamerica Asset Allocation – Moderate VP – Service Class	2009	$1.142535	$1.418449	9,175,189.432
Subaccount Inception Date May 1, 2002	2008	$1.573670	$1.142535	9,682,889.469
	2007	$1.484939	$1.573670	14,031,740.906
	2006	$1.357190	$1.484939	18,165,656.265
	2005	$1.287710	$1.357190	15,833,341.165
	2004	$1.177954	$1.287710	6,397,712.000
	2003	$1.000000	$1.177954	656,616.562

Transamerica Asset Allocation – Moderate Growth VP – Service Class	2009	$1.128996	$1.420209	7,038,351.570
Subaccount Inception Date May 1, 2002	2008	$1.711018	$1.128996	7,463,387.327
	2007	$1.617168	$1.711018	13,361,405.235
	2006	$1.447775	$1.617168	16,878,947.181
	2005	$1.341392	$1.447775	12,973,204.806
	2004	$1.204992	$1.341392	3,814,143.000
	2003	$1.000000	$1.204992	489,410.694

Transamerica International Moderate Growth VP – Service Class	2009	$0.688460	$0.875915	402,773.383
Subaccount Inception Date May 1, 2006	2008	$1.098976	$0.688460	936,958.515
	2007	$1.029756	$1.098976	979,785.327
	2006	$1.000000	$1.029756	143,012.386

Transamerica BlackRock Large Cap Value VP – Service Class(1)	2009	$1.269834	$1.420531	145,754.278
Subaccount Inception Date May 1, 2000	2008	$1.957760	$1.269834	53,071.857
	2007	$1.907300	$1.957760	118,716.618
	2006	$1.662395	$1.907300	52,359.747
	2005	$1.460054	$1.662395	68,107.397
	2004	$1.257816	$1.460054	28,868.000
	2003	$1.000000	$1.257816	0.000

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.329450	$1.739527	62,218.817
Subaccount Inception Date May 1, 2002	2008	$2.350276	$1.329450	163,852.733
	2007	$2.566554	$2.350276	332,653.015
	2006	$1.838266	$2.566554	293,705.346
	2005	$1.650890	$1.838266	100,705.441
	2004	$1.266597	$1.650890	180,655.000
	2003	$1.000000	$1.266597	38,980.275

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.958056	$1.218801	38,105.202
Subaccount Inception Date May 1, 1997	2008	$1.558815	$0.958056	62,710.633
	2007	$1.519307	$1.558815	63,329.968
	2006	$1.343303	$1.519307	86,719.751
	2005	$1.323097	$1.343303	52,059.243
	2004	$1.214901	$1.323097	23,032.000
	2003	$1.000000	$1.214901	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Service Class(2)	2009	$0.973484	$1.347358	0.000
Subaccount Inception Date November 20, 1996	2008	$1.573519	$0.973484	0.000
	2007	$1.437497	$1.573519	0.000
	2006	$1.438145	$1.437497	2,898.638
	2005	$1.287705	$1.438145	3,048.797
	2004	$1.202386	$1.287705	415,456.000
	2003	$1.000000	$1.202386	0.000

Transamerica Focus VP – Service Class(3)	2009	$1.004173	$1.260189	15,860.084
Subaccount Inception Date May 1, 2000	2008	$1.608596	$1.004173	20,730.173
	2007	$1.622880	$1.608596	78,341.677
	2006	$1.394493	$1.622880	199,631.372
	2005	$1.365470	$1.394493	143,205.778
	2004	$1.274668	$1.365470	209,317.000
	2003	$1.000000	$1.274668	20,127.313

Transamerica AEGON High Yield Bond VP – Service Class(4)	2009	$0.931352	$1.345574	266,035.622
Subaccount Inception Date June 2, 1998	2008	$1.270217	$0.931352	309,170.455
	2007	$1.269362	$1.270217	153,336.262
	2006	$1.166419	$1.269362	180,911.718
	2005	$1.168067	$1.166419	192,415.190
	2004	$1.084337	$1.168067	343,085.000
	2003	$1.000000	$1.084337	155,172.512

Transamerica MFS International Equity VP – Service Class	2009	$1.280161	$1.665369	118,086.040
Subaccount Inception Date May 1, 2001	2008	$2.018919	$1.280161	144,164.740
	2007	$1.885226	$2.018919	206,064.563
	2006	$1.558941	$1.885226	286,232.694
	2005	$1.409527	$1.558941	277,604.699
	2004	$1.254357	$1.409527	238,529.000
	2003	$1.000000	$1.254357	56,673.320

Transamerica Marsico Growth VP – Service Class(2)	2009	$0.988251	$1.228206	35,189.777
Subaccount Inception Date May 1, 2000	2008	$1.706528	$0.988251	67,234.914
	2007	$1.444093	$1.706528	127,349.721
	2006	$1.395883	$1.444093	144,173.365
	2005	$1.311195	$1.395883	129,789.295
	2004	$1.189769	$1.311195	262,709.000
	2003	$1.000000	$1.189769	26,716.699

Transamerica PIMCO Total Return VP – Service Class	2009	$1.083573	$1.233892	1,193,518.388
Subaccount Inception Date May 1, 2002	2008	$1.136434	$1.083573	707,296.029
	2007	$1.061801	$1.136434	510,606.303
	2006	$1.038779	$1.061801	448,615.800
	2005	$1.034840	$1.038779	401,940.145
	2004	$1.009392	$1.034840	380,776.000
	2003	$1.000000	$1.009392	183,885.849

Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2009	$1.039653	$1.280140	144,444.228
Subaccount Inception Date January 20, 1995	2008	$1.656419	$1.039653	154,647.024
	2007	$1.633929	$1.656419	293,482.622
	2006	$1.399089	$1.633929	411,937.737
	2005	$1.369959	$1.399089	184,269.716
	2004	$1.215594	$1.369959	52,422.000
	2003	$1.000000	$1.215594	18,296.861

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Service Class(2)	2009	$0.923050	$1.297737	103,387.883
Subaccount Inception Date January 5, 1995	2008	$1.631906	$0.923050	108,896.702
	2007	$1.513603	$1.631906	169,773.316
	2006	$1.359854	$1.513603	151,233.165
	2005	$1.305262	$1.359854	196,567.508
	2004	$1.211056	$1.305262	52,944.000
	2003	$1.000000	$1.211056	0.000

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$1.070714	$1.457091	150,065.517
Subaccount Inception Date May 1, 2000	2008	$1.711527	$1.070714	196,757.050
	2007	$1.592266	$1.711527	277,165.046
	2006	$1.566167	$1.592266	303,947.797
	2005	$1.441997	$1.566167	234,156.332
	2004	$1.331180	$1.441997	207,470.000
	2003	$1.000000	$1.331180	38,917.197

Transamerica Templeton Global VP – Service Class(5)	2009	$0.832226	$1.046700	257,960.834
Subaccount Inception Date May 1, 2000	2008	$1.505764	$0.832226	54,525.001
	2007	$1.331314	$1.505764	122,615.566
	2006	$1.142459	$1.331314	115,352.864
	2005	$1.082954	$1.142459	282,204.550
	2004	$1.205139	$1.082954	56,317.000
	2003	$1.000000	$1.205139	934.640

Transamerica Efficient Markets VP – Service Class	2009	$1.036627	$1.201944	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036627	0.000

Transamerica Balanced VP – Service Class(1)	2009	$1.004336	$1.244313	110,442.244
Subaccount Inception Date May 1, 2002	2008	$1.514207	$1.004336	47,719.643
	2007	$1.357724	$1.514207	46,649.272
	2006	$1.269134	$1.357724	31,059.632
	2005	$1.196794	$1.269134	22,174.430
	2004	$1.097257	$1.196794	20,339.000
	2003	$1.000000	$1.097257	23,100.100

Transamerica Convertible Securities VP – Service Class	2009	$1.024879	$1.322453	1,194,636.479
Subaccount Inception Date May 1, 2002	2008	$1.653702	$1.024879	1,355,982.617
	2007	$1.421220	$1.653702	1,414,118.156
	2006	$1.305556	$1.421220	1430856.650
	2005	$1.281643	$1.305556	1,360,457.255
	2004	$1.153019	$1.281643	640,111.000
	2003	$1.000000	$1.153019	18,759.819

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$1.014355	$1.286249	261,328.929
Subaccount Inception Date May 1, 2000	2008	$1.915788	$1.014355	271,067.601
	2007	$1.678298	$1.915788	273,483
	2006	$1.573974	$1.678298	349,258.818
	2005	$1.375901	$1.573974	648,105.161
	2004	$1.209695	$1.375901	626,065.000
	2003	$1.000000	$1.209695	104,864.450

Transamerica Growth Opportunities VP – Service Class	2009	$1.180645	$1.585634	23,231.126
Subaccount Inception Date May 1, 2001	2008	$2.036509	$1.180645	64,515.110
	2007	$1.686766	$2.036509	150,043.215
	2006	$1.634483	$1.686766	161,632.736
	2005	$1.433086	$1.634483	610,130.495
	2004	$1.250384	$1.433086	105,738.000
	2003	$1.000000	$1.250384	5,210.598

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class	2009	$1.057122	$1.040052	818,260.607
Subaccount Inception Date July 5, 1994	2008	$1.051848	$1.057122	2,866,311.114
	2007	$1.020645	$1.051848	2,581,105.521
	2006	$0.993042	$1.020645	3096193.112
	2005	$0.983543	$0.993042	1,646,772.784
	2004	$0.992339	$0.983543	1,100,594.000
	2003	$1.000000	$0.992339	333,610.609

Transamerica Science & Technology VP – Service Class(5)	2009	$0.898858	$1.396156	16,036.026
Subaccount Inception Date May 1, 2001	2008	$1.787241	$0.898858	0.000
	2007	$1.371232	$1.787241	247,052.361
	2006	$1.383253	$1.371232	33,552.308
	2005	$1.380367	$1.383253	62,849.089
	2004	$1.304621	$1.380367	56,860.000
	2003	$1.000000	$1.304621	0.000

Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.660541	$0.928586	3,971.414
Subaccount Inception Date July 5, 1994	2008	$1.000000	$0.660541	0.000

Transamerica U.S. Government Securities VP – Service Class	2009	$1.126684	$1.154918	560,870.148
Subaccount Inception Date August 3, 1994	2008	$1.066255	$1.126684	768,113.295
	2007	$1.024700	$1.066255	361,405.868
	2006	$1.010644	$1.024700	262,049.585
	2005	$1.007306	$1.010644	292,876.039
	2004	$0.995091	$1.007306	151,064.000
	2003	$1.000000	$0.995091	225,309.984

Transamerica Value Balanced VP – Service Class(6)	2009	$0.714712	$0.865845	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.714712	0.000

Transamerica Index 50 VP – Service Class	2009	$0.817007	$0.936613	0.000
May 1, 2008	2008	$1.000000	$0.817007	0.000

Transamerica Index 75 VP – Service Class	2009	$0.721052	$0.873783	0.000
May 1, 2008	2008	$1.000000	$0.721052	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$1.375634	$1.700800	75,665.827
Subaccount Inception Date July 5, 1994	2008	$2.294266	$1.375634	140,547.809
	2007	$2.023287	$2.294266	350,688.136
	2006	$1.669500	$2.023287	378,566.686
	2005	$1.493653	$1.669500	208,736.545
	2004	$1.312150	$1.493653	285,890.000
	2003	$1.000000	$1.312150	18,343.025

Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.901309	$1.286458	124,802.174
Subaccount Inception Date July 5, 1994	2008	$1.585327	$0.901309	26,376.503
	2007	$1.479328	$1.585327	35,284.125
	2006	$1.366206	$1.479328	71,609.191
	2005	$1.272601	$1.366206	121,512.649
	2004	$1.149629	$1.272601	99,596.000
	2003	$1.000000	$1.149629	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class (10)	2009	$0.901458	$1.419987	55,188.181
Subaccount Inception Date May 1, 2001	2008	$1.710951	$0.901458	89,193.669
	2007	$1.422904	$1.710951	59,139.632
	2006	$1.319748	$1.422904	81,154.272
	2005	$1.250057	$1.319748	68,240.988
	2004	$1.188546	$1.250057	43,349.000
	2003	$1.000000	$1.188546	4,750.474

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.126684	$1.154918	1,658,881.249
Subaccount Inception Date November 3, 2003	2008	$1.066255	$1.126684	3,182,166.702
	2007	$1.024700	$1.066255	44,134.540
	2006	$1.010644	$1.024700	0.000
	2005	$1.007306	$1.010644	0.000
	2004	$0.995091	$1.007306	30,609.000
	2003	$1.000000	$0.995091	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.588477	$0.855291	172,689.906
Subaccount Inception Date May 1, 2002	2008	$1.243830	$0.588477	487,603.207
	2007	$1.247452	$1.243830	686,147.304
	2006	$1.122690	$1.247452	992,629.057
	2005	$1.082408	$1.122690	1,166,614.220
	2004	$0.992723	$1.082408	1,231,735.000
	2003	$0.757050	$0.992723	1,254,260.8415
	2002	$1.000000	$0.757050	1,003,800.155

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.728156	$0.864752	80,741.469
Subaccount Inception Date May 1, 2002	2008	$1.290182	$0.728156	101,140.098
	2007	$1.173854	$1.290182	119,434.702
	2006	$1.125019	$1.173854	184,472.830
	2005	$1.053179	$1.125019	130,776.757
	2004	$1.006847	$1.053179	166,844.000
	2003	$0.792246	$1.006847	195,885.874
	2002	$1.000000	$0.792246	93,051.475

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012783	$1.237531	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.012783	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.716828	$0.848695	422,550.759
Subaccount Inception Date May 1, 2001	2008	$1.228748	$0.716828	1,187,145.326
	2007	$1.191237	$1.228748	1,492,818.757
	2006	$1.035043	$1.191237	2,165,164.853
	2005	$1.005840	$1.035043	2,710,964.858
	2004	$0.919316	$1.005840	2,861,924.000
	2003	$0.706941	$0.919316	3,274,904.979
	2002	$0.924456	$0.706941	3,412,179.268
	2001	$1.000000	$0.924456	2,100,221.216

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.549095	$0.740617	223,759.659
Subaccount Inception Date May 1, 2001	2008	$0.927557	$0.549095	384,688.625
	2007	$0.829949	$0.927557	462,151.848
	2006	$0.849042	$0.829949	858,080.426
	2005	$0.751468	$0.849042	896,236.648
	2004	$0.705069	$0.751468	935,900.000
	2003	$0.580946	$0.705069	956,802.626
	2002	$0.853898	$0.580946	977,257.596
	2001	$1.000000	$0.853898	502,759,851

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664950	$0.904846	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664950	0.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.824553	$1.098878	7,154,851.029
Subaccount Inception Date May 1, 2000	2008	$1.462643	$0.824553	7,982,893.783
	2007	$1.267582	$1.462643	9,394,980.015
	2006	$1.156256	$1.267582	12,332,579.646
	2005	$1.007547	$1.156256	12,946,092.441
	2004	$0.889389	$1.007547	11,185,879.000
	2003	$0.705209	$0.889389	11,043,294.566
	2002	$0.793026	$0.705209	8,369,366.786
	2001	$0.921032	$0.793026	3,181,951.082
	2000	$1.000000	$0.921032	905,751.342

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.790655	$1.010262	984,823.807
Subaccount Inception Date May 1, 2000	2008	$1.405491	$0.790655	2,081,446.625
	2007	$1.410854	$1.405491	2,519,117.666
	2006	$1.195759	$1.410854	3,687,744.038
	2005	$1.151310	$1.195759	3,840,173.981
	2004	$1.052163	$1.151310	4,404,731.000
	2003	$0.822512	$1.052163	4,183,621.596
	2002	$1.009197	$0.822512	3,647,123.191
	2001	$1.082527	$1.009197	1,646,698.434
	2000	$1.000000	$1.082527	248,503.974

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.552290	$0.695259	593,690.524
Subaccount Inception Date May 1, 2001	2008	$1.065547	$0.552290	927,124.381
	2007	$0.855221	$1.065547	1,032,876.591
	2006	$0.815687	$0.855221	1,721,144.115
	2005	$0.785870	$0.815687	2,404,844.956
	2004	$0.774687	$0.785870	4,355,705.000
	2003	$0.594116	$0.774687	4,619,609.096
	2002	$0.866432	$0.594116	4,275,755.599
	2001	$1.000000	$0.866432	447,911.910

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.430897	$0.616620	74,157.523
Subaccount Inception Date May 1, 2000	2008	$0.976401	$0.430897	106,228.385
	2007	$0.807604	$0.976401	118,705.896
	2006	$0.780921	$0.807604	139,315.397
	2005	$0.730396	$0.780921	159,951.180
	2004	$0.394612	$0.730396	229,436.000
	2003	$0.545616	$0.394612	305,580.826
	2002	$0.711125	$0.545616	405,195.634
	2001	$0.846932	$0.711125	471,916.204
	2000	$1.000000	$0.846932	315,088.251

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.349336	$1.855115	3,181,919.737
Subaccount Inception Date May 1, 2000	2008	$2.271284	$1.349336	5,230,196.469
	2007	$2.001900	$2.271284	6,859,195.465
	2006	$1.810309	$2.001900	9,519,029.718
	2005	$1.559181	$1.810309	10,808,650.447
	2004	$1.271464	$1.559181	11,302,961.000
	2003	$0.934838	$1.271464	11,797,256.740
	2002	$1.056151	$0.934838	11,119,727.497
	2001	$1.112803	$1.056151	3,679,109.250
	2000	$1.000000	$1.112803	2,963,799.310

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.740746	$1.145202	1,743,605.916
Subaccount Inception Date May 1, 2002	2008	$1.545817	$0.740746	3,033,707.801
	2007	$1.490367	$1.545817	3,606,595.948
	2006	$1.305847	$1.490367	4,766,795.720
	2005	$1.295883	$1.305847	5,239,413.070
	2004	$1.157177	$1.295883	5,572,327.000
	2003	$0.747462	$1.157177	5,139,439.175
	2002	$1.000000	$0.747462	2,909,201.745

Franklin Income Securities Fund – Class 2	2009	$0.670389	$0.894268	1,286,158.746
Subaccount Inception Date May 1, 2007	2008	$0.968794	$0.670389	495,848.543
	2007	$1.000000	$0.968794	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.595677	$0.738651	279,220.697
Subaccount Inception Date May 1, 2007	2008	$0.962851	$0.595677	428,919.031
	2007	$1.000000	$0.962851	516,972.664

Templeton Foreign Securities Fund – Class 2	2009	$0.625977	$0.843928	772,731.485
Subaccount Inception Date May 1, 2007	2008	$1.067319	$0.625977	313,543.636
	2007	$1.000000	$1.067319	581,359.124

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.990107	$1.265010	5,753.028
November 10, 2008	2008	$1.000000	$0.990107	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.395914	$0.562599	674,811.391
Subaccount Inception Date October 9, 2000	2008	$0.716875	$0.395914	919,318.124
	2007	$0.598622	$0.716875	1,057,678.007
	2006	$0.537021	$0.598622	1,022,825.324
	2005	$0.487253	$0.537021	1,306,600.409
	2004	$0.411128	$0.487253	1,950,768.000
	2003	$0.310104	$0.411128	2,333,284.441
	2002	$0.438542	$0.310104	2,981,371.124
	2001	$0.738029	$0.438542	1,103,411.436
	2000	$1.000000	$0.738029	181,211,158

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$0.999639	$1.307150	87,253.727
Subaccount Inception Date October 9, 2000	2008	$1.409366	$0.999639	108,658.554
	2007	$1.336873	$1.409366	156,402.350
	2006	$1.180964	$1.336873	170,687.250
	2005	$1.091239	$1.180964	229,998.743
	2004	$0.941673	$1.091239	260,937.000
	2003	$0.677839	$0.941673	290,793.061
	2002	$0.899778	$0.677839	512,467.432
	2001	$0.998370	$0.899778	332,829.788
	2000	$1.000000	$0.998370	52,152.849

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.434661	$0.587549	4,261,710.404
Subaccount Inception Date October 9, 2000	2008	$0.800602	$0.434661	1,469,162.162
	2007	$0.744204	$0.800602	2,017,402.285
	2006	$0.641412	$0.744204	1,816,322.478
	2005	$0.617582	$0.641412	1,998,931.934
	2004	$0.600609	$0.617582	2,197,986.000
	2003	$0.493626	$0.600609	5,422,331.886
	2002	$0.675409	$0.493626	6,042,239.890
	2001	$0.887322	$0.675409	1,130,009.520
	2000	$1.000000	$0.887322	199,940.653

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.702996	$1.126746	260,249.577
Subaccount Inception Date May 1, 2002	2008	$1.181624	$0.702996	100,509.764
	2007	$1.174786	$1.181624	227,941.936
	2006	$1.057395	$1.174786	252,125.681
	2005	$1.023299	$1.057395	223,744.655
	2004	$0.979415	$1.023299	507,516.000
	2003	$0.746131	$0.979415	252,905.234
	2002	$1.000000	$0.746131	88,053.024

MFS ® Total Return Series – Service Class	2009	$0.989314	$1.145761	3,997,110.597
Subaccount Inception Date May 1, 2002	2008	$1.294686	$0.989314	5,266,112.172
	2007	$1.266326	$1.294686	5,935,898.431
	2006	$1.153125	$1.266326	6,174,817.817
	2005	$1.142421	$1.153125	7,487,429.299
	2004	$1.045974	$1.142421	7,769,161.000
	2003	$0.916538	$1.045974	5,455,329.528
	2002	$1.000000	$0.916538	2,852,668.086

Transamerica American Century Large Company Value VP – Initial Class	2009	$0.770476	$0.910133	318,533.490
Subaccount Inception Date May 1, 2001	2008	$1.238951	$0.770476	522,271.391
	2007	$1.273696	$1.238951	889,327.976
	2006	$1.081751	$1.273696	1,106,478.890
	2005	$1.055783	$1.081751	1,090,119.813
	2004	$0.942167	$1.055783	1,252,503.000
	2003	$0.743618	$0.942167	1,279,179.374
	2002	$0.937662	$0.743618	1,065,886.181
	2001	$1.000000	$0.937662	298,410.283

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.056595	$1.301645	4,092,210.818
Subaccount Inception Date May 1, 2002	2008	$1.362730	$1.056595	4,324,481.770
	2007	$1.302195	$1.362730	4,559,401.539
	2006	$1.209388	$1.302195	3,950,262.173
	2005	$1.168714	$1.209388	5,139,406.237
	2004	$1.082863	$1.168714	6,043,256.000
	2003	$0.895514	$1.082863	3,745,811.278
	2002	$1.000000	$0.895514	2,904,735.182

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.918811	$1.173414	9,019,004.958
Subaccount Inception Date May 1, 2002	2008	$1.547312	$0.918811	6,135,701.505
	2007	$1.459780	$1.547312	8,836,631.456
	2006	$1.283364	$1.459780	9,538,311.474
	2005	$1.162218	$1.283364	9,927,114.009
	2004	$1.034667	$1.162218	8,831,520.000
	2003	$0.804077	$1.034667	6,541,474.200
	2002	$1.000000	$0.804077	2,859,222.516

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.046510	$1.301334	11,363,556.425
Subaccount Inception Date May 1, 2002	2008	$1.436940	$1.046510	12,166,748.247
	2007	$1.353130	$1.436940	12,903,497.992
	2006	$1.233773	$1.353130	16,280,085.326
	2005	$1.167191	$1.233773	18,384,505.055
	2004	$1.065126	$1.167191	14,608,196.000
	2003	$0.867070	$1.065126	12,643,724.058
	2002	$1.000000	$0.867070	4,179,411.611

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.995303	$1.254864	20,793,678.692
Subaccount Inception Date May 1, 2002	2008	$1.504829	$0.995303	15,724,985.647
	2007	$1.418967	$1.504829	20,753,110.812
	2006	$1.267027	$1.418967	21,875,335.171
	2005	$1.171748	$1.267027	21,767,725.511
	2004	$1.049045	$1.171748	16,971,950.000
	2003	$0.838523	$1.049045	18,238,722.797
	2002	$1.000000	$0.838523	5,874,308.062

Transamerica BlackRock Large Cap Value VP – Initial Class	2009	$1.149386	$1.288921	3,826,118.955
Subaccount Inception Date May 1, 2000	2008	$1.767369	$1.149386	1,015,262.667
	2007	$1.717060	$1.767369	1,723,077
	2006	$1.492715	$1.717060	2,315,953.929
	2005	$1.308666	$1.492715	2,131,536.600
	2004	$1.124147	$1.308666	1,798,706.000
	2003	$0.880466	$1.124147	2,349,670.149
	2002	$1.043264	$0.880466	2,185,519.794
	2001	$1.080110	$1.043264	1,443,863.482
	2000	$1.000000	$1.080110	319,356.559

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.317332	$1.729018	1,269,838.918
Subaccount Inception Date May 1, 2002	2008	$2.324131	$1.317332	599,168.647
	2007	$2.532504	$2.324131	951,110.436
	2006	$1.809299	$2.532504	1,559,705.399
	2005	$1.620689	$1.809299	1,289,401.303
	2004	$1.240013	$1.620689	1,511,075.000
	2003	$0.928601	$1.240013	1,117,207.638
	2002	$1.000000	$0.928601	529,237.820

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.042233	$1.328696	1,050,365.590
Subaccount Inception Date May 1, 1997	2008	$1.691147	$1.042233	2,218,789.443
	2007	$1.644580	$1.691147	4,193,055.550
	2006	$1.449676	$1.644580	5,851,623.813
	2005	$1.424267	$1.449676	7,480,482.507
	2004	$1.304133	$1.424267	9,880,898.000
	2003	$1.028077	$1.304133	11,186,909.259
	2002	$1.385872	$1.028077	11,893,663.375
	2001	$1.600648	$1.385872	14,139,200.302
	2000	$1.826512	$1.600648	17,387,971.033

Transamerica Jennison Growth VP – Initial Class	2009	$0.606699	$0.841582	618,715.091
Subaccount Inception Date November 20, 1996	2008	$0.979098	$0.606699	1,111,090.070
	2007	$0.892571	$0.979098	1,547,113.380
	2006	$0.889798	$0.892571	2,137,833.553
	2005	$0.794843	$0.889798	2,675,778.473
	2004	$0.740408	$0.794843	3,298,786.000
	2003	$0.584450	$0.740408	3,888,476.521
	2002	$0.857823	$0.584450	3,985,892.254
	2001	$1.070626	$0.857823	4,155,595.072
	2000	$1.230758	$1.070626	4,248,922.404

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Initial Class	2009	$0.813281	$1.023386	1,490,680.417
Subaccount Inception Date May 1, 2000	2008	$1.299237	$0.813281	3,769,086.970
	2007	$1.307248	$1.299237	4,881,894.776
	2006	$1.120778	$1.307248	6,472,335.150
	2005	$1.094583	$1.120778	9,407,007.331
	2004	$1.019502	$1.094583	10,473,985.000
	2003	$0.766770	$1.019502	11,221,771.416
	2002	$1.035304	$0.766770	10,724,740.045
	2001	$1.030978	$1.035304	7,263,091.162
	2000	$1.000000	$1.030978	1,348,686.276

Transamerica AEGON High Yield Bond VP – Initial Class	2009	$0.963321	$1.395350	899,185.672
Subaccount Inception Date June 2, 1998	2008	$1.309167	$0.963321	1,317,420.419
	2007	$1.306671	$1.309167	2,338,348.372
	2006	$1.197121	$1.306671	2,758,581.858
	2005	$1.195154	$1.197121	3,228,323.815
	2004	$1.106818	$1.195154	4,577,669.000
	2003	$0.955558	$1.106818	5,300,691.125
	2002	$0.951599	$0.955558	3,994,850.994
	2001	$0.932124	$0.951599	3,672,588.987
	2000	$0.999195	$0.932124	3,298,537.499

Transamerica MFS International Equity VP – Initial Class	2009	$0.812973	$1.061168	942,876.102
Subaccount Inception Date May 1, 2001	2008	$1.277171	$0.812973	1,847,443.141
	2007	$1.189488	$1.277171	2,516,786.551
	2006	$0.982420	$1.189488	3,440,349.383
	2005	$0.884758	$0.982420	3,633,483.808
	2004	$0.786574	$0.884758	3,712,503.000
	2003	$0.638142	$0.786574	3,115,043.494
	2002	$0.831827	$0.638142	1,590,381.361
	2001	$1.000000	$0.831827	32,678.652

Transamerica Marsico Growth VP – Initial Class	2009	$0.588397	$0.733029	725,733.239
Subaccount Inception Date May 1, 2000	2008	$1.012895	$0.588397	1,059,830.035
	2007	$0.855195	$1.012895	1,427,236.827
	2006	$0.825026	$0.855195	1,388,165.855
	2005	$0.772306	$0.825026	1,676,152.266
	2004	$0.699402	$0.772306	1,639,559.000
	2003	$0.562710	$0.699402	1,763,185.080
	2002	$0.772799	$0.562710	1,711,305.448
	2001	$0.937634	$0.829038	482,713.287
	2000	$1.000000	$0.937634	76,318.561

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.178731	$1.345550	4,431,152.343
Subaccount Inception Date May 1, 2002	2008	$1.232649	$1.178731	4,346,726.699
	2007	$1.150163	$1.232649	5,485,421.163
	2006	$1.121860	$1.150163	6,357,614.801
	2005	$1.114366	$1.121860	7,441,560.425
	2004	$1.084069	$1.114366	10,302,205.000
	2003	$1.050445	$1.084069	11,973,638.852
	2002	$1.000000	$1.050445	11,672,666.206

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class	2009	$2.123425	$2.619987	1,235,581.402
Subaccount Inception Date January 20, 1995	2008	$3.371328	$2.123425	2,964,097.170
	2007	$3.317215	$3.371328	5,153,195.350
	2006	$2.834343	$3.317215	7,431,129.154
	2005	$2.767289	$2.834343	10,806,042.102
	2004	$2.450130	$2.767289	12,505,355.000
	2003	$1.983073	$2.450130	13,535,732.517
	2002	$2.312082	$1.983073	13,877,571.208
	2001	$2.300522	$2.312082	14,008,510.847
	2000	$2.082011	$2.300522	13,878,653.721

Transamerica T. Rowe Price Growth Stock VP – Initial Class	2009	$2.014929	$2.840785	882,754.162
Subaccount Inception Date January 5, 1995	2008	$3.554779	$2.014929	1,599,200.740
	2007	$3.287864	$3.554779	2,842,270.957
	2006	$2.947529	$3.287864	4,695,344.755
	2005	$2.822125	$2.947529	6,735,322.560
	2004	$2.611419	$2.822125	8,555,124.000
	2003	$2.030027	$2.611419	9,187,370.333
	2002	$2.673510	$2.030027	9,575,773.455
	2001	$3.021350	$2.673510	11,697,193.658
	2000	$3.086714	$3.021350	14,121,742.909

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.609515	$0.831679	917,078.990
Subaccount Inception Date May 1, 2000	2008	$0.971981	$0.609515	2,133,106.473
	2007	$0.901482	$0.971981	2,917,130.957
	2006	$0.884586	$0.901482	4,898,196.054
	2005	$0.812890	$0.884586	5,525,253.564
	2004	$0.748717	$0.812890	6,866,396.000
	2003	$0.542048	$0.748717	7,757,839.511
	2002	$0.758423	$0.542048	4,581,581.594
	2001	$0.853985	$0.758423	1,490,797.527
	2000	$1.000000	$0.853985	836,679.096

Transamerica Templeton Global VP – Initial Class	2009	$0.433256	$0.546937	7,324,839.749
Subaccount Inception Date May 1, 2000	2008	$0.781935	$0.433256	2,897,757.691
	2007	$0.689737	$0.781935	3,300,809
	2006	$0.590182	$0.689737	3,555,094.376
	2005	$0.558206	$0.590182	3,535,741.001
	2004	$0.747851	$0.558206	3,431,817.000
	2003	$0.599849	$0.747851	993,167.926
	2002	$0.776870	$0.599849	544,592.989
	2001	$0.949668	$0.776870	126,397.489
	2000	$1.000000	$0.949668	1,000.000

Transamerica Balanced VP – Initial Class	2009	$0.974536	$1.210830	397,663.261
Subaccount Inception Date May 1, 2002	2008	$1.465524	$0.974536	474,534.745
	2007	$1.311405	$1.465524	330,746.167
	2006	$1.221526	$1.311405	330,934.475
	2005	$1.150057	$1.221526	410,310.594
	2004	$1.051755	$1.150057	430,740.000
	2003	$0.938664	$1.051755	480,373.577
	2002	$1.000000	$0.938664	214,030.878

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class	2009	$1.008953	$1.303225	383,979.514
Subaccount Inception Date May 1, 2002	2008	$1.624780	$1.008953	489,868.775
	2007	$1.392271	$1.624780	616,865.970
	2006	$1.276106	$1.392271	635,980.915
	2005	$1.248620	$1.276106	631,326.559
	2004	$1.121475	$1.248620	966,039.000
	2003	$0.921845	$1.121475	717,917.875
	2002	$1.000000	$0.921845	109,517.234

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.563320	$0.715964	5,228,879.007
Subaccount Inception Date May 1, 2000	2008	$1.060596	$0.563320	12,261,597.135
	2007	$0.927191	$1.060596	18,923,285.565
	2006	$0.866901	$0.927191	29,589,240.873
	2005	$0.756126	$0.866901	14,045,235.397
	2004	$0.663714	$0.756126	15,059,252.000
	2003	$0.514119	$0.663714	13,524,250.334
	2002	$0.672098	$0.514119	13,860,459.800
	2001	$0.829471	$0.672098	6,215,346.172
	2000	$1.000000	$0.829471	1,181,369.405

Transamerica Growth Opportunities VP – Initial Class	2009	$1.148817	$1.546752	618,098.201
Subaccount Inception Date May 1, 2001	2008	$1.976281	$1.148817	681,614.064
	2007	$1.632247	$1.976281	908,011
	2006	$1.578575	$1.632247	1,298,212.300
	2005	$1.380498	$1.578575	1,571,450.165
	2004	$1.203260	$1.380498	1,986,135.000
	2003	$0.932156	$1.203260	595,234.833
	2002	$1.105816	$0.932156	598,414.849
	2001	$1.000000	$1.105816	57,285.504

Transamerica Money Market VP – Initial Class	2009	$1.355365	$1.335075	3,312,757.850
Subaccount Inception Date July 5, 1994	2008	$1.345657	$1.355365	5,581,228.748
	2007	$1.302478	$1.345657	4,855,653.613
	2006	$1.264107	$1.302478	4,842,365.529
	2005	$1.248895	$1.264107	6,486,077.019
	2004	$1.256917	$1.248895	7,620,339.000
	2003	$1.268238	$1.256917	11,092,443.850

Transamerica Science & Technology VP – Initial Class	2009	$0.489279	$0.759395	605,733.493
Subaccount Inception Date May 1, 2001	2008	$0.967574	$0.489279	818,830.880
	2007	$0.740928	$0.967574	785,087.768
	2006	$0.745624	$0.740928	967,412.960
	2005	$0.742579	$0.745624	952,902.687
	2004	$0.698551	$0.742579	1,303,776.000
	2003	$0.470387	$0.698551	770,063.658
	2002	$0.772717	$0.470387	371,721.336
	2001	$1.000000	$0.772717	53.392.798

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.456783	$4.870210	731,597.537
Subaccount Inception Date July 5, 1994	2008	$5.942626	$3.456783	1,312,501.443
	2007	$4.843039	$5.942626	2,459,808.906
	2006	$4.169913	$4.843039	3,841,758.422
	2005	$3.732362	$4.169913	5,424,333.908
	2004	$3.261034	$3.732362	6,987,862.000
	2003	$1.737018	$3.261034	8,463,313.859
	2002	$2.916827	$1.737018	10,140,901.466
	2001	$2.302427	$2.916827	10,496,025.501
	2000	$2.107984	$2.302427	11,183,856.536

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class	2009	$1.680100	$1.726662	1,478,270.501
Subaccount Inception Date August 3, 1994	2008	$1.586353	$1.680100	2,564,117.468
	2007	$1.520685	$1.586353	3,057,723.590
	2006	$1.496746	$1.520685	3,432,703.460
	2005	$1.488185	$1.496746	4,436,021.611
	2004	$1.464538	$1.488185	5,866,231.000
	2003	$1.446084	$1.464538	8,558,140.430
	2002	$1.389160	$1.446084	10,798,492.580
	2001	$1.343721	$1.389160	10,097.516.496
	2000	$1.239850	$1.343721	8,324,734.085

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8)	2009	$1.195589	$1.480611	2,813,228.423
Subaccount Inception Date July 5, 1994	2008	$1.986997	$1.195589	2,860,665.267
	2007	$1.747301	$1.986997	4,525,420.659
	2006	$1.438008	$1.747301	6,381,258.270
	2005	$1.284512	$1.438008	8,101,758.861
	2004	$1.125252	$1.284512	8,990,192.000
	2003	$0.861237	$1.125252	9,838,449.262
	2002	$1.054413	$0.861237	10,643,994.382
	2001	$1.391360	$1.054413	12,734,394.479
	2000	$1.730178	$1.391360	15,678,291.165

Transamerica Multi Managed Large Cap Core VP – Initial Class(9)	2009	$1.546049	$2.211626	1,869,699.143
Subaccount Inception Date July 5, 1994	2008	$2.713642	$1.546049	1,692,997.771
	2007	$2.525105	$2.713642	2,967,084.000
	2006	$2.326270	$2.525105	4,539,237.876
	2005	$2.161082	$2.326270	6,125,685.582
	2004	$1.948358	$2.161082	7,883,481.000
	2003	$1.635640	$1.948358	9,184,203.186
	2002	$1.988345	$1.635640	10,520,153.154
	2001	$2.174927	$1.988345	12,715,598.918
	2000	$2.350088	$2.174927	14,927,120.171

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10)	2009	$0.513072	$0.810414	557,667.973
Subaccount Inception Date May 1, 2001	2008	$0.971097	$0.513072	859,907.435
	2007	$0.805667	$0.971097	1,118,220.158
	2006	$0.745112	$0.805667	1,545,437.231
	2005	$0.704207	$0.745112	1,734,076.151
	2004	$0.668131	$0.704207	2,114,304.000
	2003	$0.529946	$0.668131	2,666,322.190
	2002	$0.804775	$0.529946	2,299,820.383
	2001	$1.000000	$0.804775	481,275.835

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$0.993360	$1.003010	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999955	$0.998075	7,241.336

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999955	$1.024027	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subacount inception date November 19, 2009	2009	$0.985154	$1.029468	0.000

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.779265	$0.921868	131,085.230
Subaccount Inception Date May 1, 2001	2008	$1.251225	$0.779265	221,436.470
	2007	$1.284417	$1.251225	269,039.596
	2006	$1.089252	$1.284417	299,845.289
	2005	$1.055783	$1.089252	281,864.247
	2004	$0.945896	$1.061536	286,378.000
	2003	$0.745459	$0.945896	299,223.110
	2002	$0.938589	$0.745459	355,083.343
	2001	$1.000000	$0.938589	157,141.008

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.067017	$1.316426	2,583,202.197
Subaccount Inception Date May 1, 2002	2008	$1.374142	$1.067017	2,653,275.454
	2007	$1.311160	$1.374142	3,459,057.783
	2006	$1.215924	$1.311160	3,420,820.913
	2005	$1.173316	$1.215924	3,340,787.058
	2004	$1.085524	$1.173316	6,772,717.000
	2003	$0.896399	$1.085524	3,668,423.606
	2002	$1.000000	$0.896399	1,767,196.950

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.927903	$1.186779	1,388,714.748
Subaccount Inception Date May 1, 2002	2008	$1.560311	$0.927903	1,297,644.368
	2007	$1.469855	$1.560311	1,485,357.269
	2006	$1.290319	$1.469855	1,713,199.572
	2005	$1.166804	$1.290319	1,534,761.145
	2004	$1.037216	$1.166804	1,809,111.000
	2003	$0.804872	$1.037216	1,046,521.105
	2002	$1.000000	$0.804872	331,716.894

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.056864	$1.316161	4,147,991.862
Subaccount Inception Date May 1, 2002	2008	$1.449009	$1.056864	4,056,303.406
	2007	$1.362474	$1.449009	3,763,149.020
	2006	$1.240469	$1.362474	4,966,023.731
	2005	$1.171796	$1.240469	5,272,120.076
	2004	$1.067759	$1.171796	4,260,182.000
	2003	$0.867926	$1.067759	5,122,323.817
	2002	$1.000000	$0.867926	2,109,943.178

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.005174	$1.269176	2,473,368.605
Subaccount Inception Date May 1, 2002	2008	$1.517482	$1.005174	3,003,954.969
	2007	$1.428769	$1.517482	3,794,143.921
	2006	$1.273905	$1.428769	5,649,425.511
	2005	$1.171748	$1.273905	7,866,915.104
	2004	$1.051623	$1.176374	5,542,244.000
	2003	$0.839352	$1.051623	8,748,000.342
	2002	$1.000000	$0.839352	1,349,063.139

Transamerica International Moderate Growth VP – Service Class	2009	$0.691190	$0.880687	261,551.879
Subaccount Inception Date May 1, 2006	2008	$1.101698	$0.691190	253,341
	2007	$1.030768	$1.101698	263,919
	2006	$1.000000	$1.030768	19,678.806

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2009	$1.164227	$1.307493	1,136,339.205
Subaccount Inception Date May 1, 2000	2008	$1.787544	$1.164227	140,911.884
	2007	$1.734075	$1.787544	551,064.227
	2006	$1.505299	$1.734075	211,991.790
	2005	$1.317759	$1.505299	288,725.171
	2004	$1.130279	$1.317759	278,241.000
	2003	$0.883966	$1.130279	247,665.126
	2002	$1.045857	$0.883966	206,458.124
	2001	$1.081170	$1.045857	171,576.787
	2000	$1.000000	$1.081170	16,484.855

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.330377	$1.748721	133,300.161
Subaccount Inception Date May 1, 2002	2008	$2.343666	$1.330377	197,207.571
	2007	$2.550004	$2.343666	420,537.891
	2006	$1.819127	$2.550004	550,957.069
	2005	$1.627102	$1.819127	498,416.601
	2004	$1.243075	$1.627102	546,761.000
	2003	$0.929516	$1.243075	411,080.615
	2002	$1.000000	$0.929516	163,787.239

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$1.060014	$1.353369	192,323.651
Subaccount Inception Date May 1, 1997	2008	$1.717450	$1.060014	472,671.914
	2007	$1.667686	$1.717450	994,311.129
	2006	$1.467884	$1.667686	1,399,021.179
	2005	$1.440031	$1.467884	1,662,015.857
	2004	$1.316611	$1.440031	2,086,496.000
	2003	$1.036367	$1.316611	2,044,814.188
	2002	$1.394980	$1.036367	2,460,344.188
	2001	$1.608774	$1.394980	2,771,657.278
	2000	$1.833086	$1.608774	3,518,400.932

Transamerica Jennison Growth VP – Initial Class(2)	2009	$0.617065	$0.857230	73,863.794
Subaccount Inception Date November 20, 1996	2008	$0.994338	$0.617065	194,266.201
	2007	$0.905116	$0.994338	296,905.938
	2006	$0.900963	$0.905116	371,010.593
	2005	$0.803621	$0.900963	540,524.394
	2004	$0.747485	$0.803621	687,882.000
	2003	$0.589170	$0.747485	719,485.497
	2002	$0.863467	$0.589170	842,937.474
	2001	$1.076068	$0.863467	794,421.477
	2000	$1.235199	$1.076068	847,560.557

Transamerica Focus VP – Initial Class(3)	2009	$0.823757	$1.038099	368,024.883
Subaccount Inception Date May 1, 2000	2008	$1.314017	$0.823757	484,969.751
	2007	$1.320166	$1.314017	878,161.559
	2006	$1.130190	$1.320166	1,192,705.951
	2005	$1.102152	$1.130190	1,466,174.733
	2004	$1.025037	$1.102152	1,817,749.000
	2003	$0.769798	$1.025037	1,775,466.094
	2002	$1.037858	$0.769798	2,248,284.702
	2001	$1.031983	$1.037858	1,854,117.582
	2000	$1.000000	$1.031983	30,567.088

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica AEGON High Yield Bond VP – Initial Class(4)	2009	$0.978517	$1.419455	300,407.110
Subaccount Inception Date June 2, 1998	2008	$1.327848	$0.978517	277,025.737
	2007	$1.323335	$1.327848	578,569.891
	2006	$1.210603	$1.323335	1,024,936.161
	2005	$1.206825	$1.210603	1,284,968.063
	2004	$1.115968	$1.206825	1,879,616.000
	2003	$0.962033	$1.115968	2,108,724.599
	2002	$0.956639	$0.962033	1,415,069.235
	2001	$0.935671	$0.956639	1,251,294.886
	2000	$1.001525	$0.935671	1,331,468.484

Transamerica MFS International Equity VP – Initial Class	2009	$0.822222	$1.074829	274,053.510
Subaccount Inception Date May 1, 2001	2008	$1.289772	$0.822222	310,883.802
	2007	$1.199432	$1.289772	466,739.748
	2006	$0.989186	$1.199432	739,834.511
	2005	$0.889551	$0.989186	632,897.488
	2004	$0.789661	$0.889551	770,286.000
	2003	$0.639710	$0.789661	485,325.462
	2002	$0.832651	$0.639710	145,042.207
	2001	$1.000000	$0.832651	11,671.774

Transamerica Marsico Growth VP – Initial Class(2)	2009	$0.595977	$0.743558	152,443.134
Subaccount Inception Date May 1, 2000	2008	$1.024410	$0.595977	190,059.030
	2007	$0.863639	$1.024410	219,769.329
	2006	$0.831939	$0.863639	328,321.712
	2005	$0.777637	$0.831939	725,144.464
	2004	$0.703189	$0.777637	732,743.000
	2003	$0.564924	$0.703189	515,687.238
	2002	$0.774704	$0.564924	334,220.812
	2001	$0.915432	$0.774704	364,073.304
	2000	$1.000000	$0.915432	184,582.408

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.190434	$1.360914	2,837,622.739
Subaccount Inception Date May 1, 2002	2008	$1.243039	$1.190434	2,131,759.112
	2007	$1.158142	$1.243039	1,480,560.283
	2006	$1.127971	$1.158142	1,661,995.347
	2005	$1.118783	$1.127971	2,230,572.427
	2004	$1.086753	$1.118783	2,696,360.000
	2003	$1.051492	$1.086753	3,091,761.763
	2002	$1.000000	$1.051492	2,092,533.373

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$2.159617	$2.668586	368,891.038
Subaccount Inception Date January 20, 1995	2008	$3.423698	$2.159617	638,906.320
	2007	$3.363743	$3.423698	1,056,888.379
	2006	$2.869877	$3.363743	1,489,200.471
	2005	$2.797855	$2.869877	1,832,733.737
	2004	$2.473523	$2.797855	2,084,449.000
	2003	$1.999060	$2.473523	2,196,683.469
	2002	$2.327288	$1.999060	2,250,643.880
	2001	$2.312216	$2.327288	2,263,568.298
	2000	$2.089513	$2.312216	1,989,114.003

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Growth Stock VP – Initial Class(2)	2009	$2.049269	$2.893455	104,298.642
Subaccount Inception Date January 5, 1995	2008	$3.610005	$2.049269	226,814.530
	2007	$3.333985	$3.610005	421,345.985
	2006	$2.984491	$3.333985	529,487.672
	2005	$2.853306	$2.984491	650,160.831
	2004	$2.636373	$2.853306	766,807.000
	2003	$2.046402	$2.636373	897,954.533
	2002	$2.691110	$2.046402	,039,057.802
	2001	$3.036723	$2.691110	1,147,568.990
	2000	$3.097854	$3.036723	1,394,829.207

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.617387	$0.843676	291,548.966
Subaccount Inception Date May 1, 2000	2008	$0.983073	$0.617387	454,334.751
	2007	$0.910402	$0.983073	492,961.211
	2006	$0.892022	$0.910402	564,194.176
	2005	$0.818522	$0.892022	716,997.554
	2004	$0.752793	$0.818522	909,648.000
	2003	$0.544196	$0.752793	989,024.641
	2002	$0.760305	$0.544196	373,078.856
	2001	$0.854820	$0.760305	167,743.278
	2000	$1.000000	$0.854820	52,772.929

Transamerica Templeton Global VP – Initial Class(5)	2009	$0.438824	$0.554792	1,108,621.481
Subaccount Inception Date May 1, 2000	2008	$0.790813	$0.438824	241,321
	2007	$0.696548	$0.790813	302,606
	2006	$0.595141	$0.696548	283,253.478
	2005	$0.562060	$0.595141	277,673.306
	2004	$0.751404	$0.562060	305,805.000
	2003	$0.601821	$0.751404	83,811.667
	2002	$0.778284	$0.601821	61,696.491
	2001	$0.949980	$0.778284	1,669.965
	2000	$1.000000	$0.949980	1,000.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.984186	$1.224632	62,116.111
Subaccount Inception Date May 1, 2002	2008	$1.477848	$0.984186	88,686.546
	2007	$1.320483	$1.477848	164,152.932
	2006	$1.228162	$1.320483	190,473.497
	2005	$1.154600	$1.228162	235,847.499
	2004	$1.054354	$1.154600	271,875.000
	2003	$0.939595	$1.054354	356,752.099
	2002	$1.000000	$0.939595	73,453.140

Transamerica Convertible Securities VP – Initial Class	2009	$1.018964	$1.318102	91,913.978
Subaccount Inception Date May 1, 2002	2008	$1.638459	$1.018964	95,928.502
	2007	$1.401918	$1.638459	333,267.694
	2006	$1.283056	$1.401918	407,275.397
	2005	$1.253568	$1.283056	244,264.243
	2004	$1.124250	$1.253568	265,461.000
	2003	$0.922763	$1.124250	240,457.310
	2002	$1.000000	$0.922763	40,596.281

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.570557	$0.726238	1,015,045.362
Subaccount Inception Date May 1, 2000	2008	$1.072627	$0.570557	2,023,801.852
	2007	$0.936327	$1.072627	2,844,354.563
	2006	$0.874163	$0.936327	3,839,512.402
	2005	$0.761335	$0.874163	1,426,535.581
	2004	$0.667300	$0.761335	2,209,667.000
	2003	$0.516143	$0.667300	1,940,332.762
	2002	$0.673747	$0.516143	1,190,272.376
	2001	$0.830281	$0.673747	884,825.721
	2000	$1.000000	$0.830281	233,077.723

Transamerica Growth Opportunities VP – Initial Class	2009	$1.161916	$1.566698	104,478.155
Subaccount Inception Date May 1, 2001	2008	$1.995845	$1.161916	129,598.102
	2007	$1.645959	$1.995845	122,767.731
	2006	$1.589487	$1.645959	207,978.216
	2005	$1.388005	$1.589487	270,796.205
	2004	$1.208021	$1.388005	375,815.000
	2003	$0.934457	$1.208021	181,897.513
	2002	$1.106909	$0.934457	205,145.974
	2001	$1.000000	$1.106909	998.580

Transamerica Money Market VP – Initial Class	2009	$1.378481	$1.359868	1,488,730.705
Subaccount Inception Date July 5, 1994	2008	$1.366515	$1.378481	2,827,278.559
	2007	$1.320697	$1.366515	2,883,739.381
	2006	$1.279908	$1.320697	3,291,483.862
	2005	$1.262642	$1.279908	2,033,426.098
	2004	$1.268884	$1.262642	1,119,609.000
	2003	$1.278447	$1.268884	3,171,016.176

Transamerica Science & Technology VP – Initial Class(5)	2009	$0.494842	$0.769167	256,051.744
Subaccount Inception Date May 1, 2001	2008	$0.977128	$0.494842	325,659.369
	2007	$0.747144	$0.977128	301,267.262
	2006	$0.750778	$0.747144	320,887.618
	2005	$0.746619	$0.750778	223,043.991
	2004	$0.701312	$0.746619	264,327.000
	2003	$0.471553	$0.701312	263,961.833
	2002	$0.773135	$0.471553	18,934.852
	2001	$1.000000	$0.773135	13,017.152

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$3.515723	$4.960561	100,944.678
Subaccount Inception Date July 5, 1994	2008	$6.034985	$3.515723	176,194.596
	2007	$4.911009	$6.034985	412,566.635
	2006	$4.222214	$4.911009	567,844.805
	2005	$3.773614	$4.222214	669,481.940
	2004	$3.292202	$3.773614	795,677.000
	2003	$1.751037	$3.292202	986,909.160
	2002	$2.936020	$1.751037	1,323,422.436
	2001	$2.314129	$2.936020	1,467,944.630
	2000	$2.115582	$2.314129	1,288,104.656

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.711486	$1.761522	432,125.928
Subaccount Inception Date August 3, 1994	2008	$1.613596	$1.711486	497,926.770
	2007	$1.544502	$1.613596	772,955.346
	2006	$1.517955	$1.544502	1,240,935.603
	2005	$1.507049	$1.517955	1,502,236.001
	2004	$1.480911	$1.507049	1,917,976.000
	2003	$1.460102	$1.480911	2,604,058.728
	2002	$1.400560	$1.460102	2,810,237.095
	2001	$1.352742	$1.400560	2,021,013.095
	2000	$1.246338	$1.352742	1,909,567.520

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8)	2009	$1.215941	$1.508040	507,708.806
Subaccount Inception Date July 5, 1994	2008	$2.017826	$1.215941	709,350.087
	2007	$1.771791	$2.017826	782,206.147
	2006	$1.456027	$1.771791	1,117,063.238
	2005	$1.298698	$1.456027	973,714.344
	2004	$1.135997	$1.298698	1,021,347.000
	2003	$0.868180	$1.135997	1,285,351.618
	2002	$1.061346	$0.868180	1,510,384.701
	2001	$1.398424	$1.061346	1,607,640.906
	2000	$1.736396	$1.398424	1,768,280.720

Transamerica Multi Managed Large Cap Core VP – Initial Class(9)	2009	$1.572424	$2.252680	762,991.939
Subaccount Inception Date July 5, 1994	2008	$2.755836	$1.572424	407,949.532
	2007	$2.560560	$2.755836	686,075.370
	2006	$2.355458	$2.560560	1,036,973.108
	2005	$2.184988	$2.355458	1,379,910.917
	2004	$1.966993	$2.184988	1,611,174.000
	2003	$1.648851	$1.966993	1,814,818.120
	2002	$2.001444	$1.648851	2,392,336.584
	2001	$2.185997	$2.001444	2,618,053.899
	2000	$2.358574	$2.185997	2,130,505.037

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10)	2009	$0.518920	$0.820868	116,002.780
Subaccount Inception Date May 1, 2001	2008	$0.980707	$0.518920	117,589.938
	2007	$0.812430	$0.980707	147,752.654
	2006	$0.750266	$0.812430	201,521.987
	2005	$0.708049	$0.750266	305,361.548
	2004	$0.670790	$0.708049	275,618.000
	2003	$0.531264	$0.670790	640,612.133
	2002	$0.805577	$0.531264	211,455.972
	2001	$1.000000	$0.805577	121,404.814

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.152530	$1.183164	0.000
Subaccount Inception Date November 3, 2003	2008	$1.089107	$1.152530	0.000
	2007	$1.045099	$1.089107	0.000
	2006	$1.029250	$1.045099	0.000
	2005	$1.024349	$1.029250	0.000
	2004	$1.010428	$1.024349	0.000
	2003	$1.000000	$1.010428	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.594311	$0.865048	129,389.969
Subaccount Inception Date May 1, 2002	2008	$1.254298	$0.594311	170,620.007
	2007	$1.256087	$1.254298	221,178.634
	2006	$1.128805	$1.256087	239,485.205
	2005	$1.086700	$1.128805	335,969.852
	2004	$0.995176	$1.086700	436,781.000
	2003	$0.757796	$0.995176	490,605.689
	2002	$1.000000	$0.757796	271,012.792

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.735365	$0.874606	15,062.577
Subaccount Inception Date May 1, 2002	2008	$1.301026	$0.735365	15,135.037
	2007	$1.181969	$1.301026	0.000
	2006	$1.131131	$1.181969	25,959.073
	2005	$1.057344	$1.131131	33,359.553
	2004	$1.009328	$1.057344	34,721.000
	2003	$0.793030	$1.009328	35,082.471
	2002	$1.000000	$0.793030	8,536.533

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.724993	$0.859625	150,509.545
Subaccount Inception Date May 1, 2001	2008	$1.240900	$0.724993	196,126.543
	2007	$1.201232	$1.240900	239,658.372
	2006	$1.042190	$1.201232	364,600.532
	2005	$1.011301	$1.042190	395,171.259
	2004	$0.922939	$1.011301	459,689.000
	2003	$0.708682	$0.922939	543,774.420
	2002	$0.925362	$0.708682	562,772.960
	2001	$1.000000	$0.925362	338,946.972

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.555356	$0.750174	219,181.372
Subaccount Inception Date May 1, 2001	2008	$0.936742	$0.555356	236,011.397
	2007	$0.836930	$0.936742	229,662.712
	2006	$0.854933	$0.836930	246,522.851
	2005	$0.755575	$0.854933	319,727.915
	2004	$0.707865	$0.755575	317,752.000
	2003	$0.582390	$0.707865	399,553.877
	2002	$0.854751	$0.582390	290,129.288
	2001	$1.000000	$0.854751	170,283.912

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.835183	$1.114693	1,352,048.977
Subaccount Inception Date May 1, 2000	2008	$1.479293	$0.835183	1,531,296.790
	2007	$1.280112	$1.479293	1,954,500.785
	2006	$1.165967	$1.280112	2,334,239.789
	2005	$1.014517	$1.165967	2,827,957.069
	2004	$0.894215	$1.014517	2,504,455.000
	2003	$0.707994	$0.894215	2,454,901.642
	2002	$0.794977	$0.707994	1,989,715.385
	2001	$0.921935	$0.794977	524,898.341
	2000	$1.000000	$0.921935	83,267.219

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.800853	$1.024801	452,350.673
Subaccount Inception Date May 1, 2000	2008	$1.421500	$0.800853	569,250.657
	2007	$1.424811	$1.421500	734,846.082
	2006	$1.205808	$1.424811	660,349.638
	2005	$1.159269	$1.205808	797,626.378
	2004	$1.057874	$1.159269	913,774.000
	2003	$0.825763	$1.057874	869,203.178
	2002	$1.011689	$0.825763	875,533.684
	2001	$1.083585	$1.011689	539,459.987
	2000	$1.000000	$1.083585	11,169.920

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.558594	$0.704251	622,900.836
Subaccount Inception Date May 1, 2001	2008	$1.076102	$0.558594	976,971.974
	2007	$0.862415	$1.076102	475,624.786
	2006	$0.821333	$0.862415	377,845.439
	2005	$0.790140	$0.821333	353,495.640
	2004	$0.777739	$0.790140	399,469.000
	2003	$0.595582	$0.777739	415,789.933
	2002	$0.867285	$0.595582	311,639.983
	2001	$1.000000	$0.867285	224,892.535

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.436426	$0.625457	7,198.418
Subaccount Inception Date May 1, 2000	2008	$0.987483	$0.436426	13,061.140
	2007	$0.815561	$0.987483	13,297.217
	2006	$0.787455	$0.815561	34,818.262
	2005	$0.735424	$0.787455	37,107.971
	2004	$0.698366	$0.735424	42,146.000
	2003	$0.547765	$0.698366	41,024.211
	2002	$0.712884	$0.547765	41,430.745
	2001	$0.847762	$0.712884	46,654.326
	2000	$1.000000	$0.847762	4,056.118

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.366730	$1.881811	464,091.532
Subaccount Inception Date May 1, 2000	2008	$2.297144	$1.366730	624,657.608
	2007	$2.021695	$2.297144	760,669.946
	2006	$1.825525	$2.021695	1,128,393.163
	2005	$1.569979	$1.825525	1,345,697.241
	2004	$1.278384	$1.569979	1,369,189.000
	2003	$0.938535	$1.278384	1,418,766.692
	2002	$1.058761	$0.938535	1,109,568.411
	2001	$1.113894	$1.058761	301,333.651
	2000	$1.000000	$1.113894	193,695.460

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.748075	$1.158245	434,208.541
Subaccount Inception Date May 1, 2002	2008	$1.558794	$0.748075	683,298.363
	2007	$1.500649	$1.558794	726,935.409
	2006	$1.312926	$1.500649	406,784.958
	2005	$1.300991	$1.312926	449,415.639
	2004	$1.160021	$1.300991	614,331.000
	2003	$0.748203	$1.160021	647,601.151
	2002	$1.000000	$0.748203	233,602.863

Franklin Income Securities Fund – Class 2	2009	$0.672044	$0.897800	205,627.718
Subaccount Inception Date May 1, 2007	2008	$0.969756	$0.672044	158,185.074
	2007	$1.000000	$0.969756	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.597154	$0.741580	7,247.600
Subaccount Inception Date May 1, 2007	2008	$0.963806	$0.597154	17,918.890
	2007	$1.000000	$0.963806	311,072.773

Templeton Foreign Securities Fund – Class 2	2009	$0.627531	$0.847271	47,206.249
Subaccount Inception Date May 1, 2007	2008	$1.068371	$0.627531	71,416.402
	2007	$1.000000	$1.068371	18,804.598

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.400762	$0.570323	69,931.039
Subaccount Inception Date October 9, 2000	2008	$0.724577	$0.400762	88,822.337
	2007	$0.604154	$0.724577	144,986.286
	2006	$0.541187	$0.604154	237,495.143
	2005	$0.490316	$0.541187	307,042.496
	2004	$0.413107	$0.490316	357,964.000
	2003	$0.311130	$0.413107	296,286.367
	2002	$0.439334	$0.311130	418,083.312
	2001	$0.738276	$0.439334	282,361.120
	2000	$1.000000	$0.738276	4,308.768

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.011876	$1.325106	10,761.115
Subaccount Inception Date October 9, 2000	2008	$1.424498	$1.011876	12,810.612
	2007	$1.349213	$1.424498	25,162.315
	2006	$1.190103	$1.349213	25,439.595
	2005	$1.098065	$1.190103	105,875.829
	2004	$0.946169	$1.098065	109,523.000
	2003	$0.680071	$0.946169	107,005.725
	2002	$0.901410	$0.680071	118,269.564
	2001	$0.998696	$0.901410	106,055.256
	2000	$1.000000	$0.998696	3,557.748

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.440003	$0.595641	217,213.593
Subaccount Inception Date October 9, 2000	2008	$0.809235	$0.440003	208,433.909
	2007	$0.751117	$0.809235	939,584.615
	2006	$0.646408	$0.751117	180,261.053
	2005	$0.621473	$0.646408	228,341.250
	2004	$0.603495	$0.621473	316,508.000
	2003	$0.495255	$0.603495	572,760.739
	2002	$0.676640	$0.495255	1,288,017.381
	2001	$0.887611	$0.676640	412,917.680
	2000	$1.000000	$0.887611	27,410.848

MFS ® New Discovery Series – Service Class	2009	$0.709950	$1.139562	25,285.215
Subaccount Inception Date May 1, 2002	2008	$1.191553	$0.709950	17,607.741
	2007	$1.182905	$1.191553	17,389.054
	2006	$1.063134	$1.182905	45,937.645
	2005	$1.027353	$1.063134	35,175.960
	2004	$0.981842	$1.027353	72,529.000
	2003	$0.746874	$0.981842	64,009.227
	2002	$1.000000	$0.746874	10,623.871

MFS ® Total Return Series – Service Class	2009	$0.999117	$1.158823	348,195.948
Subaccount Inception Date May 1, 2002	2008	$1.305576	$0.999117	403,344.449
	2007	$1.275094	$1.305576	639,322.433
	2006	$1.159404	$1.275094	761,196.189
	2005	$1.146954	$1.159404	708,244.543
	2004	$1.048576	$1.146954	825,794.000
	2003	$0.917454	$1.048576	855,610.931
	2002	$1.000000	$0.917454	243,516.671

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$0.993364	$1.003183	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999959	$0.998250	0.000

Transamerica Index 50 VP – Service Class
Subaccount inception date May 1, 2008	2009	$0.991643	$0.996170	0.000

Transamerica Index 75 VP – Service Class
Subaccount inception date May 1, 2008	2009	$0.988774	$0.999366	0.000

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999959	$1.024203	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subacount inception date November 19, 2009	2009	$0.985158	$1.029652	0.00

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.818509	$0.969263	248,497.668
Subaccount Inception Date May 1, 2001	2008	$1.312933	$0.818509	131,816.666
	2007	$1.346427	$1.312933	45,776
	2006	$1.140723	$1.346427	64,603.310
	2005	$1.110607	$1.140723	45,559.107
	2004	$1.000000	$1.110607	13,136.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$0.978492	$1.208404	1,616,126.062
Subaccount Inception Date May 1, 2002	2008	$1.258893	$0.978492	1,269,145.114
	2007	$1.200002	$1.258893	779,590.723
	2006	$1.111748	$1.200002	345,680.463
	2005	$1.071740	$1.111748	78,032.265
	2004	$1.000000	$1.071740	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.883458	$1.131050	2,550,747.311
Subaccount Inception Date May 1, 2002	2008	$1.484088	$0.883458	2,367,836.351
	2007	$1.396672	$1.484088	1,992,435.620
	2006	$1.224872	$1.396672	944,859.099
	2005	$1.106529	$1.224872	0.000
	2004	$1.000000	$1.106529	0.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$0.980694	$1.222500	2,434,412.681
Subaccount Inception Date May 1, 2002	2008	$1.343250	$0.980694	1,780,902.983
	2007	$1.261784	$1.343250	942,790.435
	2006	$1.147670	$1.261784	723,991.790
	2005	$1.083067	$1.147670	37.825
	2004	$1.000000	$1.083067	21,239.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.945909	$1.195513	3,843,014.894
Subaccount Inception Date May 1, 2002	2008	$1.426601	$0.945909	3,238,311.508
	2007	$1.341867	$1.426601	2,640,862.299
	2006	$1.195249	$1.341867	1,023,098.708
	2005	$1.102655	$1.195249	105,286.121
	2004	$1.000000	$1.102655	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.693018	$0.883896	117,482.929
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.693018	27,202.488
	2007	$1.031445	$1.103520	0.000
	2006	$1.000000	$1.031445	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2009	$1.020960	$1.147724	6,964,818.492
Subaccount Inception Date May 1, 2000	2008	$1.566025	$1.020960	552,739.383
	2007	$1.517687	$1.566025	258,205.851
	2006	$1.316157	$1.517687	115,386.459
	2005	$1.151057	$1.316157	34,278.496
	2004	$1.000000	$1.151057	10,059.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.104858	$1.453717	348,296.330
Subaccount Inception Date May 1, 2002	2008	$1.944444	$1.104858	201,660.349
	2007	$2.113530	$1.944444	144,198.971
	2006	$1.506262	$2.113530	152,989.962
	2005	$1.345941	$1.506262	26,283.066
	2004	$1.000000	$1.345941	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.804122	$1.027676	4,336,397.693
Subaccount Inception Date May 1, 1997	2008	$1.301557	$0.804122	2,627,588.506
	2007	$1.262582	$1.301557	1,389,377.717
	2006	$1.110222	$1.262582	209,234.078
	2005	$1.088084	$1.110222	46,018.109
	2004	$1.000000	$1.088084	4,029.000

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class(2)	2009	$0.833538	$1.159084	745,691.102
Subaccount Inception Date November 20, 1996	2008	$1.341834	$0.833538	505,056.967
	2007	$1.220222	$1.341834	327,454.246
	2006	$1.213449	$1.220222	96,571.340
	2005	$1.081308	$1.213449	7,693.151
	2004	$1.000000	$1.081308	24,015.000

Transamerica Focus VP – Initial Class(3)	2009	$0.795640	$1.003646	2,247,122.863
Subaccount Inception Date May 1, 2000	2008	$1.267904	$0.795640	1,896,952.211
	2007	$1.272565	$1.267904	1,779,972.762
	2006	$1.088360	$1.272565	1,808,935.474
	2005	$1.060317	$1.088360	136,941.699
	2004	$1.000000	$1.060317	8,271.000

Transamerica AEGON High Yield Bond VP – Initial Class(4)	2009	$0.884503	$1.284345	1,330,932.952
Subaccount Inception Date June 2, 1998	2008	$1.199092	$0.884503	669,951.562
	2007	$1.193838	$1.199092	499,485.825
	2006	$1.091063	$1.193838	300,856.059
	2005	$1.086592	$1.091063	225,616.466
	2004	$1.000000	$1.086592	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.021513	$1.336663	405,009.277
Subaccount Inception Date May 1, 2001	2008	$1.600815	$1.021513	247,549.884
	2007	$1.487219	$1.600815	228,355.054
	2006	$1.225328	$1.487219	181,320.123
	2005	$1.100814	$1.225328	18,244.385
	2004	$1.000000	$1.100814	7,927.000

Transamerica Marsico Growth VP – Initial Class(2)	2009	$0.860837	$1.075069	277,975.629
Subaccount Inception Date May 1, 2000	2008	$1.478218	$0.860837	203,248.469
	2007	$1.245003	$1.478218	127,928.804
	2006	$1.198139	$1.245003	53,339.875
	2005	$1.118831	$1.198139	0.000
	2004	$1.000000	$1.118831	0.000

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.106069	$1.265712	3,340,498.765
Subaccount Inception Date May 1, 2002	2008	$1.153806	$1.106069	2,465,684.425
	2007	$1.073938	$1.153806	1,091,102.022
	2006	$1.044934	$1.073938	514,319.044
	2005	$1.035410	$1.044934	166,116.359
	2004	$1.000000	$1.035410	45,589.000

Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.862054	$1.066267	10,517,736.798
Subaccount Inception Date January 20, 1995	2008	$1.365276	$0.862054	9,397,198.853
	2007	$1.340038	$1.365276	7,384,460.624
	2006	$1.142172	$1.340038	5,721,692.717
	2005	$1.112410	$1.142172	1,190,830.299
	2004	$1.000000	$1.112410	50,652.000

Transamerica T. Rowe Price Growth Stock VP – Initial Class(2)	2009	$0.779347	$1.101477	6,715,442.282
Subaccount Inception Date January 5, 1995	2008	$1.371538	$0.779347	5,569,081.468
	2007	$1.265420	$1.371538	4,778,187.939
	2006	$1.131658	$1.265420	4,268,099.090
	2005	$1.080854	$1.131658	1,811,990.161
	2004	$1.000000	$1.080854	162,333.000

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.798829	$1.092695	540,802.572
Subaccount Inception Date May 1, 2000	2008	$1.270723	$0.798829	223,967.663
	2007	$1.175644	$1.270723	212,779.843
	2006	$1.150784	$1.175644	279,114.168
	2005	$1.054924	$1.150784	224,705.293
	2004	$1.000000	$1.054924	0.000

Transamerica Templeton Global VP – Initial Class(5)	2009	$0.845500	$1.069979	3,138,287.294
Subaccount Inception Date May 1, 2000	2008	$1.522172	$0.845500	256,557.116
	2007	$1.339397	$1.522172	146,517.877
	2006	$1.143274	$1.339397	98,676.725
	2005	$1.078671	$1.143274	25,990.445
	2004	$1.000000	$1.078671	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.942547	$1.173982	330,402.172
Subaccount Inception Date May 1, 2002	2008	$1.413931	$0.942547	181,476.241
	2007	$1.262106	$1.413931	91,315.141
	2006	$1.172724	$1.262106	19,666.507
	2005	$1.101394	$1.172724	0.000
	2004	$1.000000	$1.101394	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$0.894955	$1.158833	444,310.617
Subaccount Inception Date May 1, 2002	2008	$1.437647	$0.894955	242,463.806
	2007	$1.228875	$1.437647	201,520.482
	2006	$1.123579	$1.228875	104,025.890
	2005	$1.096676	$1.123579	45,176.179
	2004	$1.000000	$1.096676	0.000

Transamerica WMC Diversified Growth VP – Initial Class (7)	2009	$0.837351	$1.066879	8,047,670.948
Subaccount Inception Date May 1, 2000	2008	$1.572618	$0.837351	5,872,697.749
	2007	$1.371410	$1.572618	5,140,314.700
	2006	$1.279101	$1.371410	3,963,153.692
	2005	$1.112918	$1.279101	32,523.541
	2004	$1.000000	$1.112918	42,721.000

Transamerica Growth Opportunities VP – Initial Class	2009	$0.896999	$1.210698	217,035.134
Subaccount Inception Date May 1, 2001	2008	$1.539252	$0.896999	121,857.757
	2007	$1.268155	$1.539252	22,832.515
	2006	$1.223440	$1.268155	9,924.280
	2005	$1.067308	$1.223440	15,105.422
	2004	$1.000000	$1.067308	7,883.000

Transamerica Money Market VP – Initial Class	2009	$1.094434	$1.080742	4.046.436.044
Subaccount Inception Date July 5, 1994	2008	$1.083864	$1.094434	2,916,538.193
	2007	$1.046489	$1.083864	1,443,810.094
	2006	$1.013179	$1.046489	1,372,626.314
	2005	$0.998530	$1.013179	240,266.041
	2004	$1.000000	$0.998530	26,102.000

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.054393	$1.489184	6,488,979.823
Subaccount Inception Date July 5, 1994	2008	$1.808140	$1.054393	6,016,829.447
	2007	$1.469930	$1.808140	4,539,032.842
	2006	$1.262524	$1.469930	3,661,248.997
	2005	$1.127273	$1.262524	1,574,790.637
	2004	$1.000000	$1.127273	385,112.000

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(5)	2009	$0.710684	$1.105753	459,793.812
Subaccount Inception Date May 1, 2001	2008	$1.401950	$0.710684	235,628.055
	2007	$1.070911	$1.401950	108,746.877
	2006	$1.075061	$1.070911	25,044.892
	2005	$1.068043	$1.075061	0.000
	2004	$1.000000	$1.068043	0.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.172629	$1.208102	3,326,718.905
Subaccount Inception Date August 3, 1994	2008	$1.104466	$1.172629	2,736,470.560
	2007	$1.056130	$1.104466	1,053,742.118
	2006	$1.036964	$1.056130	941,655.528
	2005	$1.028493	$1.036964	438,226.033
	2004	$1.000000	$1.028493	45,345.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8)	2009	$1.061641	$1.317982	4,263,484.413
Subaccount Inception Date July 5, 1994	2008	$1.760016	$1.061641	4,014,823.805
	2007	$1.543886	$1.760016	3,381,923.685
	2006	$1.267498	$1.543886	2,279,959.082
	2005	$1.129437	$1.267498	870,713.016
	2004	$1.000000	$1.129437	412,401.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(9)	2009	$0.798292	$1.144770	7,923,385.339
Subaccount Inception Date July 5, 1994	2008	$1.397708	$0.798292	4,764,335.672
	2007	$1.297386	$1.397708	3,585,863.197
	2006	$1.192296	$1.297386	2,128,005.922
	2005	$1.104914	$1.192296	1,278,174.456
	2004	$1.000000	$1.104914	450,934.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10)	2009	$0.786821	$1.245886	140,924.190
Subaccount Inception Date May 1, 2001	2008	$1.485537	$0.786821	20,875.957
	2007	$1.229417	$1.485537	4,363.746
	2006	$1.134233	$1.229417	0.000
	2005	$1.069338	$1.134233	0.000
	2004	$1.000000	$1.069338	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.159089	$1.191066	45,916.533
Subaccount Inception Date November 3, 2003	2008	$1.094223	$1.159089	50,676.914
	2007	$1.048973	$1.094223	0.000
	2006	$1.032040	$1.048973	0.000
	2005	$1.026124	$1.032040	0.000
	2004	$1.000000	$1.026124	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.583752	$0.850525	66,106.290
Subaccount Inception Date May 1, 2002	2008	$1.230793	$0.583752	21,182.505
	2007	$1.231326	$1.230793	29,572.430
	2006	$1.105455	$1.231326	26,500.408
	2005	$1.063187	$1.105455	20,302.130
	2004	$1.000000	$1.063187	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.745172	$0.887145	19.286
Subaccount Inception Date May 1, 2002	2008	$1.317059	$0.745172	19.286
	2007	$1.195355	$1.317059	19.286
	2006	$1.142812	$1.195355	21.478
	2005	$1.067228	$1.142812	25.896
	2004	$1.000000	$1.067228	14,542.000

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.774206	$0.918890	396,438.149
Subaccount Inception Date May 1, 2001	2008	$1.323805	$0.774206	167,262.708
	2007	$1.280214	$1.323805	144,024.830
	2006	$1.109628	$1.280214	53,076.383
	2005	$1.075680	$1.109628	27,875.503
	2004	$1.000000	$1.075680	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.797427	$1.078218	28,010.461
Subaccount Inception Date May 1, 2001	2008	$1.343730	$0.797427	109,803.986
	2007	$1.199362	$1.343730	27,335.748
	2006	$1.223965	$1.199362	21,992.277
	2005	$1.080644	$1.223965	0.000
	2004	$1.000000	$1.080644	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.911262	$1.217417	1,718,034.370
Subaccount Inception Date May 1, 2000	2008	$1.612455	$0.911262	1,297,789.117
	2007	$1.393955	$1.612455	750,941.156
	2006	$1.268419	$1.393955	257,581.923
	2005	$1.102587	$1.268419	61,961.612
	2004	$1.000000	$1.102587	45,827.000

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.753925	$0.965701	324,106.760
Subaccount Inception Date May 1, 2000	2008	$1.336875	$0.753925	154,597.774
	2007	$1.338663	$1.336875	113,025.652
	2006	$1.131794	$1.338663	25,685.344
	2005	$1.087049	$1.131794	0.000
	2004	$1.000000	$1.087049	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.731706	$0.923404	136,255.317
Subaccount Inception Date May 1, 2001	2008	$1.408204	$0.731706	98,568.006
	2007	$1.127447	$1.408204	48,098.777
	2006	$1.072688	$1.127447	0.000
	2005	$1.030936	$1.072688	0.000
	2004	$1.000000	$1.030936	0.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.634480	$0.910178	12,469.031
Subaccount Inception Date May 1, 2000	2008	$1.434159	$0.634480	0.000
	2007	$1.183297	$1.434159	0.000
	2006	$1.141396	$1.183297	0.000
	2005	$1.064926	$1.141396	0.000
	2004	$1.000000	$1.064926	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.049758	$1.446806	2,149,179.642
Subaccount Inception Date May 1, 2000	2008	$1.762637	$1.049758	1,438,647.910
	2007	$1.549742	$1.762637	778,468
	2006	$1.397981	$1.549742	470,435.387
	2005	$1.201095	$1.397981	155,896.293
	2004	$1.000000	$1.201095	71,612.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.642432	$0.995655	443,546.866
Subaccount Inception Date May 1, 2002	2008	$1.337344	$0.642432	355,553.744
	2007	$1.286179	$1.337344	141,054.574
	2006	$1.124168	$1.286179	50,590.013
	2005	$1.112856	$1.124168	37,207.347
	2004	$1.000000	$1.112856	9,865.000

Franklin Income Securities Fund – Class 2	2009	$0.673149	$0.900151	522,321.460
Subaccount Inception Date May 1, 2007	2008	$0.970390	$0.673149	119,161.290
	2007	$1.000000	$0.970390	22,506.309

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2009	$0.598140	$0.743536	165,994.494
Subaccount Inception Date May 1, 2007	2008	$0.964440	$0.598140	20,748.590
	2007	$1.000000	$0.964440	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.629392	$0.850630	413,261.306
Subaccount Inception Date May 1, 2007	2008	$1.070483	$0.629392	402,133.344
	2007	$1.000000	$1.070483	138,084.565

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.942407	$1.342446	196,520.477
Subaccount Inception Date October 9, 2000	2008	$1.702223	$0.942407	123,399.123
	2007	$1.417910	$1.702223	41,890.692
	2006	$1.268874	$1.417910	114,185.097
	2005	$1.148456	$1.268874	94,877.196
	2004	$1.000000	$1.148456	0.000

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.035685	$1.357615	9,076.884
Subaccount Inception Date October 9, 2000	2008	$1.456563	$1.035685	449.190
	2007	$1.378222	$1.456563	458.356
	2006	$1.214505	$1.378222	0.000
	2005	$1.119482	$1.214505	0.000
	2004	$1.000000	$1.119482	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.730520	$0.989907	449,530.560
Subaccount Inception Date October 9, 2000	2008	$1.342201	$0.730520	233,742.804
	2007	$1.244559	$1.342201	116,363.887
	2006	$1.070007	$1.244559	53,547.721
	2005	$1.027724	$1.070007	0.000
	2004	$1.000000	$1.027724	0.000

MFS ® New Discovery Series – Service Class	2009	$0.722822	$1.161359	89,120.202
Subaccount Inception Date May 1, 2002	2008	$1.211941	$0.722822	34,208.399
	2007	$1.201951	$1.211941	24,905.552
	2006	$1.079196	$1.201951	0.000
	2005	$1.041845	$1.079196	0.000
	2004	$1.000000	$1.041845	0.000

MFS ® Total Return Series – Service Class	2009	$0.949190	$1.102006	681,488.346
Subaccount Inception Date May 1, 2002	2008	$1.239118	$0.949190	186,508.360
	2007	$1.208985	$1.239118	64,681.083
	2006	$1.098210	$1.208985	33,412.191
	2005	$1.085350	$1.098210	0.000
	2004	$1.000000	$1.085350	0.000

Transamerica BlackRock Large Cap Value VP – Service Class
Subaccount inception date May 1, 2000	2009	$1.000000	$1.230568	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$0.993367	$1.003303	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999962	$0.998364	0.000

Transamerica Index 50 VP – Service Class
Subaccount inception date May 1, 2008	2009	$0.991646	$0.996289	0.000

Transamerica Index 75 VP – Service Class
Subaccount inception date May 1, 2008	2009	$0.988776	$0.999483	0.000

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999962	$1.024327	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subacount inception date November 19, 2009	2009	$0.985161	$1.029767	0.000

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class
Subaccount inception date May 1, 2002	2009	$1.000000	$1.108333	0.000

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2009	$0.584947	$0.693704	0.000
Subaccount Inception Date May 1, 2001	2008	$0.936886	$0.584947	0.000
	2007	$1.000000	$0.936886	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$0.795090	$0.983355	287,379.543
Subaccount Inception Date May 1, 2002	2008	$1.021416	$0.795090	29,044.891
	2007	$1.000000	$1.021416	0.000

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.603440	$0.773706	86,447.348
Subaccount Inception Date May 1, 2002	2008	$1.012200	$0.603440	56,071.597
	2007	$1.000000	$1.012200	0.000

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$0.752513	$0.939452	88,838.746
Subaccount Inception Date May 1, 2002	2008	$1.029175	$0.752513	49,711.129
	2007	$1.000000	$1.029175	0.000

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$0.677869	$0.858024	25,322.940
Subaccount Inception Date May 1, 2002	2008	$1.020832	$0.677869	11,234.727
	2007	$1.000000	$1.020832	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2009	$0.636826	$0.716970	498,832.746
Subaccount Inception Date May 1, 2000	2008	$0.975360	$0.636826	7,078.250
	2007	$1.000000	$0.975360	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$0.501961	$0.661431	111,925.268
Subaccount Inception Date May 1, 2002	2008	$0.882088	$0.501961	87,241.772
	2007	$1.000000	$0.882088	9,551

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.603098	$0.771901	867,921.368
Subaccount Inception Date May 1, 1997	2008	$0.974724	$0.603098	350,271.455
	2007	$1.000000	$0.974724	0.000

Transamerica Jennison Growth VP – Initial Class(2)	2009	$0.663540	$0.924062	58,255.688
Subaccount Inception Date November 20, 1996	2008	$1.066570	$0.663540	56,353.894
	2007	$1.000000	$1.066570	0.000

Transamerica Focus VP – Initial Class(3)	2009	$0.599986	$0.757969	117,397.925
Subaccount Inception Date May 1, 2000	2008	$0.954687	$0.599986	117,423.314
	2007	$1.000000	$0.954687	0.000

Transamerica AEGON High Yield Bond VP – Initial Class(4)	2009	$0.716731	$1.042268	139,736.995
Subaccount Inception Date June 2, 1998	2008	$0.970205	$0.716731	179,144.803
	2007	$1.000000	$0.970205	5,022

Transamerica MFS International Equity VP – Initial Class	2009	$0.644262	$0.844275	35,539.162
Subaccount Inception Date May 1, 2001	2008	$1.008122	$0.644262	784.555
	2007	$1.000000	$1.008122	0.000

Transamerica Marsico Growth VP – Initial Class(2)	2009	$0.669936	$0.837894	7,792.748
Subaccount Inception Date May 1, 2000	2008	$1.148685	$0.669936	7,802.868
	2007	$1.000000	$1.148685	0.000

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.017843	$1.166474	488,196.617
Subaccount Inception Date May 1, 2002	2008	$1.060211	$1.017843	179,905.021
	2007	$1.000000	$1.060211	0.000

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2009	$0.606542	$0.751337	1,646,715.000
Subaccount Inception Date January 20, 1995	2008	$0.959180	$0.606542	1,306,519.511
	2007	$1.000000	$0.959180	339,511.935

Transamerica T. Rowe Price Growth Stock VP – Initial Class(2)	2009	$0.584441	$0.827234	855,805.879
Subaccount Inception Date January 5, 1995	2008	$1.027006	$0.584441	559,780.334
	2007	$1.000000	$1.027006	22,784.805

Transamerica T. Rowe Price Small Cap VP – Initial ClassClass	2009	$0.646321	$0.885390	85,462.541
Subaccount Inception Date May 1, 2000	2008	$1.026592	$0.646321	75,660.367
	2007	$1.000000	$1.026592	0.000

Transamerica Templeton Global VP – Initial Class(5)	2009	$0.598347	$0.758326	513,815.239
Subaccount Inception Date May 1, 2000	2008	$1.075611	$0.598347	64,968.606
	2007	$1.000000	$1.075611	0.000

Transamerica Balanced VP – Initial Class(6)	2009	$0.716487	$0.893729	0.000
Subaccount Inception Date May 1, 2002	2008	$1.073217	$0.716487	0.000
	2007	$1.000000	$1.073217	0.000

Transamerica Convertible Securities VP – Initial Class	2009	$0.715652	$0.928044	0.000
Subaccount Inception Date May 1, 2002	2008	$1.147892	$0.715652	0.000
	2007	$1.000000	$1.147892	0.000

Transamerica WMC Diversified Growth VP – Initial Class (7)	2009	$0.596343	$0.760941	1,328,910.460
Subaccount Inception Date May 1, 2000	2008	$1.118328	$0.596343	439,640.646
	2007	$1.000000	$1.118328	0.000

Transamerica Growth Opportunities VP – Initial Class	2009	$0.686632	$0.928130	14,853.930
Subaccount Inception Date May 1, 2001	2008	$1.176530	$0.686632	2,431.395
	2007	$1.000000	$1.176530	0.000

Transamerica Money Market VP – Initial Class	2009	$1.035943	$1.024461	175,700.728
Subaccount Inception Date July 5, 1994	2008	$1.024409	$1.035943	180,892.971
	2007	$1.000000	$1.024409	0.000

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$0.650679	$0.920358	925,908.280
Subaccount Inception Date July 5, 1994	2008	$1.114169	$0.650679	817,966.099
	2007	$1.000000	$1.114169	51,065

Transamerica Science & Technology VP – Initial Class(5)	2009	$0.639825	$0.996972	22,379.079
Subaccount Inception Date May 1, 2001	2008	$1.260286	$0.639825	0.000
	2007	$1.000000	$1.260286	0.000

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.095199	$1.130004	179,774.086
Subaccount Inception Date August 3, 1994	2008	$1.030008	$1.095199	268,176.283
	2007	$1.000000	$1.030008	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8)	2009	$0.639849	$0.795520	761,038.355
Subaccount Inception Date July 5, 1994	2008	$1.059192	$0.639849	607,184.790
	2007	$1.000000	$1.059192	0.000

Transamerica Multi Managed Large Cap Core VP – Initial Class(9)	2009	$0.582120	$0.836016	625,211.959
Subaccount Inception Date July 5, 1994	2008	$1.017707	$0.582120	275,627.709
	2007	$1.000000	$1.017707	0.000

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10)	2009	$0.594140	$0.942178	12,360.682
Subaccount Inception Date May 1, 2001	2008	$1.120084	$0.594140	12,752.965
	2007	$1.000000	$1.120084	0.000

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.091239	$1.123009	0.000
Subaccount Inception Date November 3, 2003	2008	$1.028649	$1.091239	0.000
	2007	$1.000000	$1.028649	0.000

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.454172	$0.662709	6,730.038
Subaccount Inception Date May 1, 2002	2008	$0.956149	$0.454172	6,730.038
	2007	$1.000000	$0.956149	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.591556	$0.705296	0.000
Subaccount Inception Date May 1, 2002	2008	$1.044012	$0.591556	0.000
	2007	$1.000000	$1.044012	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.583523	$0.693596	0.000
Subaccount Inception Date May 1, 2001	2008	$0.996279	$0.583523	0.000
	2007	$1.000000	$0.996279	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.645899	$0.874638	0.000
Subaccount Inception Date May 1, 2001	2008	$1.086768	$0.645899	0.000
	2007	$1.000000	$1.086768	0.000

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.626367	$0.838051	38,114.885
Subaccount Inception Date May 1, 2000	2008	$1.106693	$0.626367	58,886.927
	2007	$1.000000	$1.106693	26,292.375

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.534361	$0.685479	19,540.326
Subaccount Inception Date May 1, 2000	2008	$0.946121	$0.534361	0.000
	2007	$1.000000	$0.946121	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.618145	$0.781239	188,675.400
Subaccount Inception Date May 1, 2001	2008	$1.187869	$0.618145	78,699.092
	2007	$1.000000	$1.187869	0.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.497297	$0.714448	140.226
Subaccount Inception Date May 1, 2000	2008	$1.122406	$0.497297	140.226
	2007	$1.000000	$1.122406	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.634696	$0.876053	130,784.396
Subaccount Inception Date May 1, 2000	2008	$1.064131	$0.634696	95,843.655
	2007	$1.000000	$1.064131	0.000

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.447216	$0.694130	321,966.434
Subaccount Inception Date May 1, 2002	2008	$0.929567	$0.447216	145,251.507
	2007	$1.000000	$0.929567	0.000

Franklin Income Securities Fund – Class 2	2009	$0.674813	$0.903723	0.000
Subaccount Inception Date May 1, 2007	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.599635	$0.746489	0.000
Subaccount Inception Date May 1, 2007	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.9655403	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.630121	$0.852876	3,868.450
Subaccount Inception Date May 1, 2007	2008	$1.070130	$0.630121	3,873.326
	2007	$1.000000	$1.070130	0.000

Janus Aspen – Enterprise Portfolio – Service Shares	2009	$0.605702	$0.864100	5,092.875
Subaccount Inception Date October 9, 2000	2008	$1.092409	$0.605702	5,092.875
	2007	$1.000000	$1.092409	0.000

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2009	$0.703750	$0.923874	1,889.194
Subaccount Inception Date October 9, 2000	2008	$0.988260	$0.703750	1,893.494
	2007	$1.000000	$0.988260	0.000

Janus Aspen – Worldwide Portfolio – Service Shares	2009	$0.544832	$0.739380	67,651.539
Subaccount Inception Date October 9, 2000	2008	$0.999557	$0.544832	0.000
	2007	$1.000000	$0.999557	0.000

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.564330	$0.908059	22,342.919
Subaccount Inception Date May 1, 2002	2008	$0.944800	$0.564330	1,662.215
	2007	$1.000000	$0.944800	0.000

MFS ® Total Return Series – Service Class	2009	$0.753440	$0.876023	48,063.575
Subaccount Inception Date May 1, 2002	2008	$0.982111	$0.753440	36,892.965
	2007	$1.000000	$0.982111	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount inception date May 1, 2009	2009	$0.993371	$1.003480	0.000

Transamerica Index 35 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999966	$0.998540	0.000

Transamerica Index 50 VP – Service Class
Subaccount inception date May 1, 2008	2009	$0.991650	$0.996462	0.000

Transamerica Index 75 VP – Service Class
Subaccount inception date May 1, 2008	2009	$0.988780	$0.999658	0.000

Transamerica Index 100 VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.999966	$1.024505	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount inception date November 19, 2009	2009	$0.985165	$1.029949	0.000

(1)	Transamerica American Century Large Company Value VP, Transamerica Capital Guardian Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(3)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(4)	Formerly known as Transamerica MFS High Yield VP.
(5)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP and Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(6)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(7)	Formerly known as Transamerica Equity VP.
(8)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(9)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(10)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(11)	References to “AIM” have been replaced with “Invesco” due to branding changes.

86

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income Choice 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of [5.5]).

87

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1=.658832

88

OA METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time * (1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time * (1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 8.6605% in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

89